UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 29, 2008

Date of reporting period: August 31, 2007

Item 1. Reports to Stockholders.

Fund Performance Overview

iSHARES® LEHMAN CREDIT BOND FUNDS

Performance as of August 31, 2007

	Cumulative Total Returns
	Inception to 8/31/07

iSHARES BOND FUND	NAV	MARKET	INDEX

Lehman 1-3 Year Credit	2.92%	3.26%	3.12%
Lehman Intermediate Credit	1.93%	2.56%	2.31%
Lehman Credit	1.22%	1.98%	1.56%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 1/5/07.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1 - 3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers 1 - 3 Year U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 1.93%, while the Index returned 2.10%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
Financial	63.37%

Communications	10.25

Consumer Cyclical	6.52

Foreign Government Obligations	5.62

Consumer Non-Cyclical	5.11

Energy	3.16

Utilities	2.57

Basic Materials	1.07

Technology	1.02

Industrial	0.42

Short-Term and Other Net Assets	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
European Investment Bank, 4.00%, 03/03/10	3.30%

KfW Bankengruppe, 5.25%, 05/19/09	3.12

KfW Bankengruppe Series G, 5.00%, 06/01/10	3.07

Goldman Sachs Group Inc. (The), 6.65%, 05/15/09	2.53

European Investment Bank, 3.38%, 03/16/09	2.45

DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	2.27

Citigroup Inc., 4.25%, 07/29/09	1.96

SBC Communications Inc., 4.13%, 09/15/09	1.95

JPMorgan Chase & Co., 3.50%, 03/15/09	1.95

American General Finance Corp., 3.88%, 10/01/09	1.94

TOTAL	24.54%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 0.65%, while the Index returned 0.94%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
Financial	50.92%

Communications	11.29

Consumer Non-Cyclical	9.76

Foreign Government Obligations	7.43

Utilities	4.86

Consumer Cyclical	4.75

Energy	3.07

Basic Materials	2.58

Industrial	1.76

Technology	1.75

Diversified	0.10

Short-Term and Other Net Assets	1.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Citigroup Inc., 6.00%, 02/21/12	3.10%

KfW Bankengruppe, 4.25%, 06/15/10	3.00

European Investment Bank, 4.63%, 05/15/14	2.99

General Electric Capital Corp., 4.13%, 09/01/09	2.97

Italy (Republic of), 4.50%, 01/21/15	2.35

Wells Fargo & Co., 4.88%, 01/12/11	2.14

Ontario (Province of), 5.50%, 10/01/08	2.03

JPMorgan Chase & Co., 5.75%, 01/02/13	2.03

Morgan Stanley, 6.75%, 04/15/11	1.78

Goldman Sachs Group Inc. (The), 3.88%, 01/15/09	1.67

TOTAL	24.06%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund declined 0.24%, while the Index returned 0.04%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
Financial	43.38%

Communications	13.90

Consumer Non-Cyclical	8.05

Foreign Government Obligations	7.46

Utilities	6.01

Energy	5.42

Consumer Cyclical	4.91

Basic Materials	3.25

Industrial	3.04

Technology	1.66

Municipal Obligations	0.94

Diversified	0.08

Short-Term and Other Net Assets	1.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Italy (Republic of), 6.00%, 02/22/11	2.62%

Ontario (Province of), 5.50%, 10/01/08	2.04

Wells Fargo & Co., 4.88%, 01/12/11	2.00

Goldman Sachs Group Inc. (The), 3.88%, 01/15/09	1.98

KfW Bankengruppe, 5.13%, 03/14/16	1.52

International Bank for Reconstruction & Development, 4.13%, 08/12/09	1.51

European Investment Bank, 4.63%, 05/15/14	1.50

General Electric Capital Corp., 5.00%, 01/08/16	1.47

HSBC Finance Corp., 5.50%, 01/19/16	1.22

ConocoPhillips Holding Co., 6.95%, 04/15/29	1.11

TOTAL	16.97%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2007

	Cumulative Total Returns
	Inception to 8/31/07

iSHARES BOND FUND	NAV	MARKET	INDEX

Lehman Intermediate Government/Credit	3.19%	3.47%	3.35%
Lehman Government/Credit	2.66%	3.25%	2.87%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 1/5/07.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate securities sectors of the bond market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 2.07%, while the Index returned 2.19%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	41.32%

U.S. Government Agency Obligations	22.12

Financial	17.79

Communications	4.16

Foreign Government Obligations	3.01

Consumer Non-Cyclical	2.99

Consumer Cyclical	1.83

Utilities	1.79

Energy	1.15

Basic Materials	1.01

Technology	0.66

Industrial	0.66

Diversified	0.08

Short-Term and Other Net Assets	1.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Federal National Mortgage Association, 7.25%, 01/15/10	10.09%

U.S. Treasury Notes, 4.50%, 02/15/09	9.84

U.S. Treasury Notes, 6.00%, 08/15/09	9.77

U.S. Treasury Notes, 4.88%, 07/31/11	7.94

U.S. Treasury Notes, 4.75%, 05/15/14	7.24

U.S. Treasury Notes, 4.88%, 08/15/16	6.53

Federal Home Loan Mortgage Corp., 5.00%, 01/16/09	5.99

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	3.33

Federal National Mortgage Association, 5.00%, 04/15/15	2.00

Italy (Republic of), 6.00%, 02/22/11	1.15

TOTAL	63.88%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

The iShares Lehman Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 1.45%, while the Index returned 1.61%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	41.49%

U.S. Government Agency Obligations	19.80

Financial	16.61

Communications	5.57

Foreign Government Obligations	2.93

Consumer Non-Cyclical	2.64

Utilities	2.32

Consumer Cyclical	1.89

Energy	1.84

Basic Materials	1.46

Industrial	1.28

Technology	0.60

Municipal Obligations	0.37

Short-Term and Other Net Assets	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 6.00%, 08/15/09	13.09%

Federal National Mortgage Association, 7.25%, 01/15/10	9.29

U.S. Treasury Bonds, 7.63%, 02/15/25	7.35

U.S. Treasury Notes, 4.63%, 11/15/16	6.98

U.S. Treasury Notes, 4.75%, 05/15/14	4.90

Federal Home Loan Mortgage Corp., 3.63%, 09/15/08	4.73

U.S. Treasury Notes, 3.38%, 12/15/08	4.45

U.S. Treasury Notes, 4.63%, 12/31/11	2.76

Federal National Mortgage Association, 5.00%, 04/15/15	2.41

U.S. Treasury Bonds, 8.13%, 08/15/19	1.96

TOTAL	57.92%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® LEHMAN MBS BOND FUND*

Performance as of August 31, 2007

Cumulative Total Returns
Inception to 8/31/07

NAV	MARKET	INDEX
0.98%	1.12%	1.20%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 3/13/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Lehman MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the U.S. as defined by the Lehman Brothers U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on March 13, 2007 through August 31, 2007, the Fund returned 0.98%, while the Index returned 1.20%.

PORTFOLIO ALLOCATION As of 8/31/07
Issuers	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	47.19%

Federal National Mortgage Association	37.96

Government National Mortgage Association	11.21

Short-Term and Other Net Assets	3.64

TOTAL	100.00%

*	On September 18, 2007, the name of the iShares Lehman MBS Fixed–Rate Bond Fund was changed to the iShares Lehman MBS Bond Fund to reflect a name change to its underlying index.

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 09/01/37	13.87%

Federal Home Loan Mortgage Corp., 5.00%, 09/01/37	10.80

Federal Home Loan Mortgage Corp., 5.50%, 09/01/37	10.48

Federal National Mortgage Association, 6.50%, 10/01/37	8.83

Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	7.49

Federal Home Loan Mortgage Corp., 5.50%, 09/01/22	5.07

Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	5.04

Federal National Mortgage Association, 5.00%, 09/01/22	4.69

Federal Home Loan Mortgage Corp., 5.00%, 09/01/22	4.25

Government National Mortgage Association, 5.00%, 09/01/37	3.99

TOTAL	74.51%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of August 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/07			Inception to 8/31/07			Inception to 8/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.91%	5.07%	5.26%	3.71%	3.83%	4.02%	15.46%	15.97%	16.80%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 1.24%, while the Index returned 1.54%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	36.74%

U.S. Government Obligations	23.01

Financial	15.07

U.S. Government Agency Obligations	10.58

Communications	2.58

Consumer Non-Cyclical	1.67

Foreign Government Obligations	1.59

Utilities	1.46

Energy	1.17

Consumer Cyclical	1.07

Basic Materials	0.60

Industrial	0.54

Technology	0.40

Municipal Obligations	0.24

Diversified	0.09

Short-Term and Other Net Assets	3.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 09/01/37	5.76%

U.S. Treasury Notes, 6.00%, 08/15/09	5.24

Federal Home Loan Mortgage Corp., 5.00%, 09/01/37	4.04

Federal National Mortgage Association, 6.00%, 09/01/37	3.90

U.S. Treasury Bonds, 7.63%, 02/15/25	3.75

Federal Home Loan Mortgage Corp., 5.50%, 09/01/37	3.75

Federal Home Loan Mortgage Corp., 4.75%, 03/05/09	3.53

Federal National Mortgage Association, 6.50%, 10/01/37	3.47

U.S. Treasury Notes, 4.75%, 11/15/08	2.73

Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	2.65

TOTAL	38.82%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of August 31, 2007

Cumulative Total Returns
Inception to 8/31/07

NAV	MARKET	INDEX
(1.54)%	(0.33)%	(1.98)%

“Cumulative Total Returns” represent the total change in value of an investment over the periods indicated, and are calculated from an inception date of 4/4/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from the Fund’s inception on April 4, 2007 through August 31, 2007, the Fund declined 1.54%, while the Index declined 1.98%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector	Percentage of Net Assets
Communications	23.92%

Consumer Cyclical	16.44

Consumer Non-Cyclical	15.44

Energy	11.58

Industrial	9.91

Utilities	7.84

Basic Materials	4.04

Financial	3.96

Technology	3.92

Short-Term and Other Net Assets	2.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Goodyear Tire & Rubber Co. (The), 11.25%, 03/01/11	2.22%

Dobson Cellular Systems Inc., 9.88%, 11/01/12	2.17

Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	2.15

Intelsat Bermuda Ltd., 11.25%, 06/15/16	2.10

Windstream Corp., 8.63%, 08/01/16	2.09

Case New Holland Inc., 7.13%, 03/01/14	2.08

Hertz Corp. (The), 8.88%, 01/01/14	2.07

SunGard Data Systems Inc., 9.13%, 08/15/13	2.07

Donnelley (R.H.) Corp., 8.88%, 01/15/16	2.06

Community Health Systems Inc., 8.88%, 07/15/15	2.06

TOTAL	21.07%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of August 31, 2007

Average Annual Total Returns

Year Ended 8/31/07			Five Years Ended 8/31/07			Inception to 8/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.43%	4.18%	3.62%	4.93%	4.97%	4.87%	5.18%	5.38%	5.21%

Cumulative Total Returns

Year Ended 8/31/07			Five Years Ended 8/31/07			Inception to 8/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.43%	4.18%	3.62%	27.22%	27.44%	26.82%	29.48%	30.75%	29.64%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund declined 1.12%, while the Index declined 1.04%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector	Percentage of Net Assets
Financial	45.67%

Communications	18.21

Consumer Non-Cyclical	12.85

Consumer Cyclical	7.61

Energy	4.99

Industrial	3.00

Basic Materials	1.99

Utilities	1.99

Technology	1.00

Short-Term and Other Net Assets	2.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
Embarq Corp., 6.74%, 06/01/13	1.05%

Telecom Italia Capital SA, 7.20%, 07/18/36	1.05

Embarq Corp., 8.00%, 06/01/36	1.04

Comcast Corp., 6.95%, 08/15/37	1.03

Diageo Finance BV, 5.50%, 04/01/13	1.03

Shell International Finance BV, 5.63%, 06/27/11	1.03

Telecom Italia Capital SA, 6.20%, 07/18/11	1.03

HSBC Holdings PLC, 6.50%, 05/02/36	1.02

JPMorgan Chase & Co., 6.13%, 06/27/17	1.02

Toyota Motor Credit Corp., 5.45%, 05/18/11	1.02

TOTAL	10.32%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your on going costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/07) [a]	Ending Account Value (8/31/07) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (3/1/07 to 8/31/07)
Lehman 1 - 3 Year Credit
Actual	$1,000.00	$1,019.30	0.20%	$ 1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Lehman Intermediate Credit
Actual	1,000.00	1,006.50	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Lehman Credit
Actual	1,000.00	997.60	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Lehman Intermediate Government/Credit
Actual	1,000.00	1,020.70	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/07) [a]	Ending Account Value (8/31/07) [a]	Annualized Expense Ratio	Expenses Paid During Period [b] (3/1/07 to 8/31/07)
Lehman Government/Credit
Actual	$1,000.00	$1,014.50	0.20%	$ 1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Lehman MBS
Actual	1,000.00	1,009.80	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.25	1.18
Lehman Aggregate
Actual	1,000.00	1,012.40	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
iBoxx $ High Yield Corporate
Actual	1,000.00	984.60	0.50	2.02
Hypothetical (5% return before expenses)	1,000.00	1,018.30	0.50	2.05
iBoxx $ Investment Grade Corporate
Actual	1,000.00	988.80	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76

[a]

Account values are based on a start date of March 13, 2007 (commencement of operations) for the iShares Lehman MBS Bond Fund and a start date of April 4, 2007 (commencement of operations) for the iShares iBoxx $ High Yield Corporate Bond Fund.

[b]

Except for the iShares Lehman MBS Bond Fund and iShares iBoxx $ High Yield Corporate Bond Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Expenses for the iShares Lehman MBS Bond Fund, which commenced operations on March 13, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (171 days) and divided by the number of days in the year (366 days). Expenses for the iShares iBoxx $ High Yield Corporate Bond Fund, which commenced operations on April 4, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (149 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1 - 3 YEAR CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 93.49%

AGRICULTURE – 0.30%
Altria Group Inc.
5.63%, 11/04/08	$330,000	$331,623

		331,623

AUTO MANUFACTURERS – 2.27%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	2,420,000	2,507,825

		2,507,825

BANKS – 23.38%
Bank of America Corp.
4.50%, 08/01/10	1,925,000	1,890,698
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) 8.40%, 04/15/10	1,375,000	1,472,233
Bank One Corp.
7.88%, 08/01/10	1,100,000	1,178,197
BankAmerica Corp.
5.88%, 02/15/09	1,375,000	1,389,135
HSBC Holdings PLC
7.50%, 07/15/09	1,540,000	1,601,418
KfW Bankengruppe
5.25%, 05/19/09	3,410,000	3,443,179
KfW Bankengruppe Series G
5.00%, 06/01/10	3,355,000	3,383,987
Korea Development Bank
4.75%, 07/20/09	550,000	547,713
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	990,000	968,814
Royal Bank of Canada
4.13%, 01/26/10	1,100,000	1,074,425
Sumitomo Bank Treasury Co. LLC
9.40%, 06/30/08[a]	1,375,000	1,419,122
Swedish Export Credit Corp.
4.63%, 02/17/09	1,870,000	1,866,410
US Bancorp
5.30%, 04/28/09	1,375,000	1,379,635
Wachovia Bank N.A.
7.80%, 08/18/10	770,000	823,811

Security	Principal	Value
Wachovia Corp.
3.63%, 02/17/09	$1,320,000	$1,293,242
Wells Fargo & Co.
4.20%, 01/15/10	2,090,000	2,045,426

		25,777,445

BEVERAGES – 0.54%
Diageo Capital PLC
4.38%, 05/03/10	605,000	595,399

		595,399

BIOTECHNOLOGY – 0.97%
Amgen Inc.
4.00%, 11/18/09	1,100,000	1,067,873

		1,067,873

CHEMICALS – 0.82%
Dow Chemical Co. (The)
5.75%, 12/15/08	330,000	332,692
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	550,000	568,639

		901,331

COMPUTERS – 0.49%
International Business Machines Corp.
4.25%, 09/15/09	550,000	541,414

		541,414

COSMETICS & PERSONAL CARE – 0.78%
Procter & Gamble Co.
6.88%, 09/15/09	825,000	855,994

		855,994

DIVERSIFIED FINANCIAL SERVICES – 30.59%
American General Finance Corp.
3.88%, 10/01/09	2,200,000	2,135,445
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	770,000	734,486
Capital One Bank
5.00%, 06/15/09	550,000	542,294
Caterpillar Financial Services Corp.
4.50%, 06/15/09	550,000	543,180
CIT Group Inc.
3.38%, 04/01/09	550,000	516,064
4.13%, 11/03/09	1,100,000	1,025,066

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1 - 3 YEAR CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Citigroup Inc.
4.25%, 07/29/09	$2,200,000	$2,165,059
Countrywide Home Loans Inc.
4.13%, 09/15/09	990,000	894,559
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	1,430,000	1,419,705
Deutsche Telekom International Finance AG
8.00%, 06/15/10	1,265,000	1,348,454
Eksportfinans ASA
4.38%, 07/15/09	1,650,000	1,638,467
General Electric Capital Corp.
3.13%, 04/01/09	1,100,000	1,068,768
5.25%, 10/27/09	1,650,000	1,657,183
Goldman Sachs Group Inc. (The)
6.65%, 05/15/09	2,750,000	2,792,436
HSBC Finance Corp.
4.13%, 11/16/09	715,000	696,488
5.88%, 02/01/09	1,430,000	1,440,406
International Lease Finance Corp.
3.50%, 04/01/09	1,100,000	1,071,391
John Deere Capital Corp.
4.40%, 07/15/09	825,000	813,116
JPMorgan Chase & Co.
3.50%, 03/15/09	2,200,000	2,144,356
Lehman Brothers Holdings Inc.
3.60%, 03/13/09	550,000	527,212
4.50%, 07/26/10	880,000	839,318
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	550,000	533,722
6.00%, 02/17/09	1,870,000	1,878,199
Morgan Stanley
3.88%, 01/15/09	1,100,000	1,075,483
4.00%, 01/15/10	880,000	851,642
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	660,000	668,466
SLM Corp.
4.00%, 01/15/09	550,000	528,171
4.50%, 07/26/10	440,000	410,820

Security	Principal	Value
Textron Financial Corp.
6.00%, 11/20/09	$1,100,000	$1,113,192
Toyota Motor Credit Corp.
4.25%, 03/15/10	660,000	655,846

		33,728,994

ELECTRIC – 2.25%
Constellation Energy Group Inc.
6.13%, 09/01/09	825,000	836,750
FPL Group Capital Inc.
7.38%, 06/01/09	550,000	568,948
Pacific Gas & Electric Co.
3.60%, 03/01/09	1,100,000	1,075,983

		2,481,681

FOOD – 2.02%
Kraft Foods Inc.
4.13%, 11/12/09	1,100,000	1,077,214
Safeway Inc.
7.50%, 09/15/09	1,100,000	1,151,247

		2,228,461

FOREST PRODUCTS & PAPER – 0.25%
International Paper Co.
4.25%, 01/15/09	275,000	270,924

		270,924

GAS – 0.32%
Sempra Energy
7.95%, 03/01/10	330,000	347,354

		347,354

INSURANCE – 2.68%
Allstate Corp. (The)
7.20%, 12/01/09	550,000	573,433
Berkshire Hathaway
Finance Corp.
4.13%, 01/15/10	1,650,000	1,617,477
Genworth Financial Inc.
4.75%, 06/15/09	770,000	760,203

		2,951,113

MANUFACTURING – 0.42%
Honeywell International Inc.
7.50%, 03/01/10	440,000	464,975

		464,975

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1 - 3 YEAR CREDIT BOND FUND

August 31, 2007

Security	Principal	Value

MEDIA – 3.31%
British Sky Broadcasting PLC
8.20%, 07/15/09	$550,000	$578,211
Comcast Cable Communications Inc.
6.88%, 06/15/09	1,650,000	1,687,098
Cox Communications Inc.
4.63%, 01/15/10	825,000	807,946
Viacom Inc
7.70%, 07/30/10	550,000	581,196

		3,654,451

MULTI-NATIONAL – 5.75%
European Investment Bank
3.38%, 03/16/09	2,750,000	2,705,752
4.00%, 03/03/10	3,685,000	3,638,643

		6,344,395

OFFICE & BUSINESS EQUIPMENT – 0.53%
Xerox Corp.
9.75%, 01/15/09	550,000	580,194

		580,194

OIL & GAS – 2.85%
BP Capital Markets PLC
4.88%, 03/15/10	550,000	549,476
Conoco Phillips
8.75%, 05/25/10	1,100,000	1,200,664
Enterprise Products Operating
LP Series B
4.63%, 10/15/09	825,000	817,747
Pemex Project Funding
Master Trust
7.88%, 02/01/09	550,000	569,816

		3,137,703

PHARMACEUTICALS – 0.50%
Abbott Laboratories
5.38%, 05/15/09	550,000	552,566

		552,566

PIPELINES – 0.31%
Duke Capital LLC
7.50%, 10/01/09	330,000	344,687

		344,687

Security	Principal	Value

RETAIL – 4.25%
CVS/Caremark Corp.
4.00%, 09/15/09	$330,000	$322,647
Federated Department
Stores Inc.
6.63%, 09/01/08	1,100,000	1,116,359
Home Depot Inc.
3.75%, 09/15/09	440,000	425,212
Target Corp.
5.38%, 06/15/09	1,100,000	1,106,309
Wal-Mart Stores Inc.
6.88%, 08/10/09	1,650,000	1,711,311

		4,681,838

SAVINGS & LOANS – 0.97%
Washington Mutual Inc.
4.00%, 01/15/09	1,100,000	1,068,833

		1,068,833

TELECOMMUNICATIONS – 6.94%
GTE California Inc.
6.70%, 09/01/09	550,000	561,668
SBC Communications Inc.
4.13%, 09/15/09	2,200,000	2,147,949
Sprint Capital Corp.
6.13%, 11/15/08	1,650,000	1,656,347
Telecom Italia Capital SA
4.00%, 01/15/10	1,650,000	1,593,281
Telefonos de Mexico SA de CV
4.75%, 01/27/10	550,000	543,015
Vodafone Group PLC
7.75%, 02/15/10	1,100,000	1,154,427

		7,656,687

TOTAL CORPORATE BONDS & NOTES
(Cost: $103,035,216)		103,073,760

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.62%
Canada (Government of)
5.25%, 11/05/08	550,000	555,079
Italy (Republic of)
3.25%, 05/15/09	1,650,000	1,614,409

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1 - 3 YEAR CREDIT BOND FUND

August 31, 2007

Security	Shares or Principal	Value
Ontario (Province of)
5.50%, 10/01/08	$1,540,000	$1,551,488
Quebec (Province of)
5.75%, 02/15/09	1,100,000	1,114,326
United Mexican States
4.63%, 10/08/08	880,000	871,191
9.88%, 02/01/10	440,000	485,175

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $6,169,285)		6,191,668

SHORT-TERM INVESTMENTS – 0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.37%[c,d]	425,144	425,144

		425,144

TOTAL SHORT-TERM INVESTMENTS (Cost: $425,144)		425,144

TOTAL INVESTMENTS IN SECURITIES – 99.49% (Cost: $109,629,645)		109,690,572

Other Assets, Less Liabilities – 0.51%		557,869

NET ASSETS – 100.00%		$110,248,441

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES – 90.84%

AGRICULTURE – 0.34%
Altria Group Inc.
7.00%, 11/04/13	$60,000	$64,838
Reynolds American Inc.
6.75%, 06/15/17	100,000	101,468

		166,306

AUTO MANUFACTURERS – 0.52%
DaimlerChrysler N.A.
Holding Corp.
6.50%, 11/15/13	250,000	257,111

		257,111

BANKS – 11.68%
Bank of America Corp.
4.50%, 08/01/10	595,000	584,397
4.88%, 01/15/13	750,000	726,949
Capital One Financial Corp.
5.70%, 09/15/11	250,000	248,034
KfW Bankengruppe
4.25%, 06/15/10	1,500,000	1,485,915
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	250,000	250,476
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	238,603
US Bank N.A.
4.80%, 04/15/15	500,000	472,669
Wachovia Bank N.A.
4.88%, 02/01/15	500,000	475,438
Wachovia Corp.
5.30%, 10/15/11	250,000	249,336
Wells Fargo & Co.
4.88%, 01/12/11	1,075,000	1,060,345

		5,792,162

BEVERAGES – 0.69%
Bottling Group LLC
5.50%, 04/01/16	100,000	99,705
Diageo Finance BV
5.30%, 10/28/15	250,000	242,372

		342,077

Security	Principal	Value

BIOTECHNOLOGY – 0.49%
Amgen Inc.
4.00%, 11/18/09	$250,000	$242,698

		242,698

BUILDING MATERIALS – 0.49%
CRH America Inc.
5.30%, 10/15/13	125,000	121,540
Masco Corp.
6.13%, 10/03/16	125,000	121,871

		243,411

CHEMICALS – 0.45%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	102,315
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	125,000	121,646

		223,961

COMMERCIAL SERVICES – 0.70%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	125,000	124,567
McKesson Corp.
5.70%, 03/01/17	125,000	121,497
Western Union Co.
5.40%, 11/17/11	100,000	99,542

		345,606

COMPUTERS – 0.49%
International Business
Machines Corp.
4.75%, 11/29/12	250,000	244,640

		244,640

COSMETICS & PERSONAL CARE – 0.99%
Procter & Gamble Co.
3.50%, 12/15/08	500,000	492,795

		492,795

DIVERSIFIED FINANCIAL SERVICES – 28.16%
American Express Co.
4.88%, 07/15/13	125,000	120,250
6.80%, 09/01/16	100,000	102,410
American General Finance Corp.
5.38%, 10/01/12	500,000	490,284
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	250,000	236,645

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Boeing Capital Corp.
6.10%, 03/01/11	$175,000	$180,710
CIT Group Inc.
5.40%, 02/13/12	450,000	413,648
Citigroup Inc.
6.00%, 02/21/12	1,500,000	1,537,048
Countrywide Financial Corp.
5.80%, 06/07/12	50,000	45,943
6.25%, 05/15/16	100,000	85,936
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	525,000	516,345
Credit Suisse USA Inc.
5.38%, 03/02/16	375,000	366,311
Deutsche Telekom International
Finance AG
8.00%, 06/15/10	250,000	266,493
Devon Financing Corp. ULC
6.88%, 09/30/11	125,000	131,567
General Electric Capital Corp.
4.13%, 09/01/09	1,500,000	1,474,450
5.00%, 01/08/16	750,000	725,445
General Electric Co.
5.00%, 02/01/13	500,000	492,512
General Mills Inc.
6.00%, 02/15/12	100,000	102,479
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	850,000	829,964
5.00%, 10/01/14	500,000	470,283
6.60%, 01/15/12	500,000	516,692
HSBC Finance Corp.
5.50%, 01/19/16	750,000	721,086
John Deere Capital Corp.
7.00%, 03/15/12	100,000	106,276
JPMorgan Chase & Co.
5.75%, 01/02/13	1,000,000	1,006,710
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	125,000	116,526
5.75%, 07/18/11	500,000	496,186
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	500,000	494,197

Security	Principal	Value
Morgan Stanley
5.75%, 10/18/16	$250,000	$245,756
6.75%, 04/15/11	850,000	882,396
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	250,000	267,018
SLM Corp.
5.38%, 05/15/14	225,000	193,796
Toyota Motor Credit Corp.
4.25%, 03/15/10	250,000	248,426
Unilever Capital Corp.
7.13%, 11/01/10	75,000	79,238

		13,963,026

ELECTRIC – 4.86%
Constellation Energy Group Inc.
4.55%, 06/15/15	250,000	228,517
Dominion Resources Inc.
5.15%, 07/15/15	250,000	239,936
Duke Capital LLC
6.25%, 02/15/13	250,000	255,271
Duke Energy Corp.
6.25%, 01/15/12	100,000	103,181
Exelon Corp.
4.90%, 06/15/15	250,000	232,433
Exelon Generation Co. LLC
5.35%, 01/15/14	250,000	240,931
Pacific Gas & Electric Co.
4.80%, 03/01/14	500,000	477,330
Progress Energy Inc.
7.10%, 03/01/11	500,000	528,885
TXU Electric Delivery Co.
6.38%, 01/15/15	100,000	102,241

		2,408,725
FOOD – 2.93%
Kraft Foods Inc.
4.00%, 10/01/08	375,000	370,766
6.00%, 02/11/13	350,000	352,295
Kroger Co. (The)
6.80%, 04/01/11	125,000	130,126
Safeway Inc.
7.50%, 09/15/09	500,000	523,294

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Sara Lee Corp.
6.25%, 09/15/11	$75,000	$77,103

		1,453,584

FOREST PRODUCTS & PAPER – 0.53%
International Paper Co.
6.75%, 09/01/11	125,000	132,457
Weyerhaeuser Co.
6.75%, 03/15/12	125,000	128,569

		261,026

HEALTH CARE – PRODUCTS – 0.36%
Johnson & Johnson
5.15%, 08/15/12	175,000	176,730

		176,730

HEALTH CARE – SERVICES – 0.69%
UnitedHealth Group Inc.
4.88%, 03/15/15	100,000	94,629
WellPoint Inc.
5.00%, 01/15/11	250,000	247,386

		342,015

HOLDING COMPANIES – DIVERSIFIED – 0.10%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	60,000	48,513

		48,513

HOME BUILDERS – 0.62%
Centex Corp.
7.88%, 02/01/11	100,000	100,891
Pulte Homes Inc.
5.25%, 01/15/14	250,000	207,992

		308,883

HOUSEHOLD PRODUCTS & WARES – 0.49%
Fortune Brands Inc.
5.13%, 01/15/11	250,000	244,352

		244,352

INSURANCE – 2.58%
Allstate Corp. (The)
5.00%, 08/15/14	125,000	120,425
American International Group Inc.
5.60%, 10/18/16	125,000	123,299
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	200,000	191,693

Security	Principal	Value
Genworth Financial Inc.
6.15%, 11/15/16	$250,000	$230,263
Lincoln National Corp.
7.00%, 05/17/16	125,000	126,663
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	250,000	248,854
MetLife Inc.
5.00%, 06/15/15	250,000	239,201

		1,280,398

MACHINERY – 0.75%
Caterpillar Inc.
5.70%, 08/15/16	375,000	371,291

		371,291

MEDIA – 2.64%
AOL Time Warner Inc.
6.88%, 05/01/12	250,000	261,126
Cox Communications Inc.
4.63%, 01/15/10	250,000	244,832
News America Inc.
5.30%, 12/15/14	250,000	243,457
Time Warner Cable Inc.
5.40%, 07/02/12[a]	100,000	98,446
Viacom Inc.
6.25%, 04/30/16	125,000	125,045
6.63%, 05/15/11	75,000	77,480
Walt Disney Co. (The)
6.38%, 03/01/12	250,000	259,918

		1,310,304

MINING – 1.60%
Alcoa Inc.
5.55%, 02/01/17	60,000	58,231
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	500,000	482,702
Vale Overseas Ltd.
6.25%, 01/11/16	250,000	250,412

		791,345

MULTI-NATIONAL – 5.51%
European Investment Bank
4.63%, 05/15/14	1,500,000	1,482,540
Inter-American Development Bank
5.13%, 09/13/16	500,000	503,550

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
International Bank for
Reconstruction & Development
4.13%, 08/12/09	$750,000	$743,640

		2,729,730

OFFICE & BUSINESS EQUIPMENT – 0.52%
Xerox Corp.
6.88%, 08/15/11	250,000	260,076

		260,076

OIL & GAS – 2.60%
Anadarko Petroleum Corp.
5.95%, 09/15/16	250,000	247,536
Apache Corp.
5.25%, 04/15/13	100,000	100,134
Conoco Funding Co.
6.35%, 10/15/11	500,000	520,847
Enterprise Products Operating LP
5.60%, 10/15/14	300,000	292,377
XTO Energy Inc.
6.25%, 04/15/13	125,000	128,300

		1,289,194

OIL & GAS SERVICES – 0.21%
Weatherford International Inc.
6.35%, 06/15/17[a]	100,000	102,978

		102,978

PHARMACEUTICALS – 2.08%
Abbott Laboratories
5.38%, 05/15/09	375,000	376,750
AmerisourceBergen Corp.
5.88%, 09/15/15	60,000	58,068
Cardinal Health Inc.
5.80%, 10/15/16[a]	100,000	97,965
Wyeth
5.50%, 02/01/14	500,000	497,497

		1,030,280

PIPELINES – 0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	125,000	128,662

		128,662

Security	Principal	Value

REAL ESTATE – 0.43%
ERP Operating LP
5.13%, 03/15/16	$125,000	$117,430
5.75%, 06/15/17	100,000	97,122

		214,552

REAL ESTATE INVESTMENT TRUSTS – 1.58%
Boston Properties LP
6.25%, 01/15/13	175,000	178,229
iStar Financial Inc.
5.88%, 03/15/16	125,000	115,745
ProLogis
5.63%, 11/15/16	150,000	144,074
Simon Property Group LP
5.25%, 12/01/16	100,000	94,434
5.60%, 09/01/11	250,000	249,815

		782,297

RETAIL – 3.23%
Costco Wholesale Corp.
5.30%, 03/15/12	75,000	75,838
CVS/Caremark Corp.
6.30%, 06/01/12	125,000	120,430
Federated Retail Holdings Inc.
5.90%, 12/01/16	175,000	168,435
Home Depot Inc.
5.40%, 03/01/16	250,000	233,914
Target Corp.
5.40%, 10/01/08	500,000	502,161
Wal-Mart Stores Inc.
4.55%, 05/01/13	250,000	239,222
6.88%, 08/10/09	250,000	259,290

		1,599,290

SAVINGS & LOANS – 0.98%
Washington Mutual Inc.
4.00%, 01/15/09	500,000	485,833

		485,833

SOFTWARE – 0.74%
Oracle Corp.
5.25%, 01/15/16	375,000	366,225

		366,225

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2007

Security	Principal	Value

TELECOMMUNICATIONS – 6.99%
AT&T Wireless Services Inc.
7.88%, 03/01/11	$250,000	$269,323
Cisco Systems Inc.
5.50%, 02/22/16	500,000	499,223
Embarq Corp.
7.08%, 06/01/16	250,000	257,160
France Telecom SA
7.75%, 03/01/11	250,000	267,518
Qwest Corp.
8.88%, 03/15/12	150,000	161,546
Rogers Wireless Inc.
6.38%, 03/01/14	125,000	124,153
SBC Communications Inc.
5.88%, 02/01/12	500,000	507,806
Sprint Capital Corp.
8.38%, 03/15/12	250,000	276,187
Sprint Nextel Corp.
6.00%, 12/01/16	125,000	121,510
Telecom Italia Capital SA
4.00%, 01/15/10	250,000	241,406
Verizon Communications Inc.
5.55%, 02/15/16	500,000	493,593
Vodafone Group PLC
5.75%, 03/15/16	250,000	245,163

		3,464,588
TELEPHONE – 1.66%
Comcast Cable Communications
Holdings Inc.
8.38%, 03/15/13	500,000	558,657
Telefonica Europe BV
7.75%, 09/15/10	250,000	265,792

		824,449
TEXTILES – 0.38%
Mohawk Industries Inc.
6.13%, 01/15/16	190,000	190,378

		190,378
TRANSPORTATION – 0.52%
CSX Corp.
6.75%, 03/15/11	250,000	259,342

		259,342

TOTAL CORPORATE BONDS & NOTES (Cost: $45,155,142)		45,038,833

Security	Shares or Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES[b] – 7.43%
Italy (Republic of)
4.50%, 01/21/15	$1,200,000	$1,167,924
Ontario (Province of)
5.50%, 10/01/08	1,000,000	1,007,460
Quebec (Province of)
5.00%, 03/01/16	500,000	494,113
United Mexican States
4.63%, 10/08/08	500,000	494,995
6.38%, 01/16/13	500,000	520,740

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,663,135)		3,685,232

SHORT-TERM INVESTMENTS – 0.97%

MONEY MARKET FUNDS – 0.97%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.37%[c,d]	478,490	478,490

		478,490

TOTAL SHORT-TERM INVESTMENTS (Cost: $478,490)		478,490

TOTAL INVESTMENTS IN SECURITIES – 99.24% (Cost: $49,296,767)		49,202,555
Other Assets, Less Liabilities – 0.76%		376,115

NET ASSETS – 100.00%		$49,578,670

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.70%

AEROSPACE & DEFENSE – 0.45%
Lockheed Martin Corp.
6.15%, 09/01/36	$100,000	$100,206
United Technologies Corp.
6.05%, 06/01/36	125,000	124,400

		224,606

AGRICULTURE – 0.24%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	75,000	67,141
Reynolds American Inc.
7.25%, 06/15/37	50,000	51,014

		118,155

AUTO MANUFACTURERS – 1.04%
DaimlerChrysler N.A.
Holding Corp.
6.50%, 11/15/13	500,000	514,223

		514,223

BANKS – 11.31%
BAC Capital Trust XI
6.63%, 05/23/36	250,000	251,259
Bank of America Corp.
4.50%, 08/01/10	425,000	417,427
4.88%, 01/15/13	250,000	242,316
Capital One Financial Corp.
5.70%, 09/15/11	250,000	248,034
HSBC Bank USA Inc.
3.88%, 09/15/09	500,000	488,135
KfW Bankengruppe
4.25%, 06/15/10	125,000	123,826
5.13%, 03/14/16	750,000	751,695
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	250,000	250,476
National City Corp.
6.88%, 05/15/19	250,000	262,954
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	500,000	477,205
US Bank N.A.
4.80%, 04/15/15	500,000	472,669

Security	Principal	Value
Wachovia Bank N.A.
4.88%, 02/01/15	$250,000	$237,719
Wachovia Corp.
5.30%, 10/15/11	375,000	374,004
Wells Fargo & Co.
4.88%, 01/12/11	1,000,000	986,368

		5,584,087

BEVERAGES – 0.66%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	75,000	91,891
Diageo Capital PLC
5.88%, 09/30/36	100,000	93,294
Pepsi Bottling Group Inc.
7.00%, 03/01/29	125,000	139,426

		324,611

BIOTECHNOLOGY – 0.36%
Amgen Inc.
4.00%, 11/18/09	130,000	126,203
Genentech Inc.
5.25%, 07/15/35	60,000	53,681

		179,884

BUILDING MATERIALS – 0.49%
CRH America Inc.
5.30%, 10/15/13	250,000	243,080

		243,080

CHEMICALS – 0.77%
Dow Chemical Co. (The)
6.00%, 10/01/12	275,000	281,366
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	100,000	96,830

		378,196

COMMERCIAL SERVICES – 0.40%
McKesson Corp.
5.70%, 03/01/17	75,000	72,898
Western Union Co.
5.40%, 11/17/11	125,000	124,428

		197,326

COMPUTERS – 0.64%
International Business
Machines Corp.
4.75%, 11/29/12	325,000	318,033

		318,033

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.61%
Procter & Gamble Co.
3.50%, 12/15/08	$250,000	$246,398
5.55%, 03/05/37	60,000	56,962

		303,360

DIVERSIFIED FINANCIAL SERVICES – 22.57%
American Express Co.
6.80%, 09/01/16	100,000	102,410
American General Finance Corp.
5.38%, 10/01/12	500,000	490,284
Associates Corp. N.A.
6.95%, 11/01/18	375,000	402,292
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	250,000	236,645
Boeing Capital Corp.
6.10%, 03/01/11	175,000	180,710
CIT Group Inc.
5.40%, 02/13/12	375,000	344,707
Citigroup Inc.
4.13%, 02/22/10	125,000	122,016
6.00%, 10/31/33	500,000	478,699
Countrywide Financial Corp.
5.80%, 06/07/12	150,000	137,829
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	350,000	344,230
Credit Suisse USA Inc.
5.38%, 03/02/16	275,000	268,628
Deutsche Telekom International Finance AG
8.00%, 06/15/10	325,000	346,441
8.25%, 06/15/30	75,000	90,637
General Electric Capital Corp.
5.00%, 01/08/16	750,000	725,445
6.75%, 03/15/32	350,000	383,258
General Electric Co.
5.00%, 02/01/13	500,000	492,512
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	1,000,000	976,429
5.00%, 10/01/14	380,000	357,415
6.35%, 02/15/34	250,000	225,286

Security	Principal	Value
HSBC Finance Corp.
5.50%, 01/19/16	$625,000	$600,905
International Lease Finance Corp.
5.63%, 09/20/13	225,000	222,747
John Deere Capital Corp.
7.00%, 03/15/12	175,000	185,982
JP Morgan Chase Capital XV
5.88%, 03/15/35	250,000	221,809
JPMorgan Chase & Co.
5.75%, 01/02/13	375,000	377,516
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	275,000	262,287
5.50%, 04/04/16	250,000	233,052
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	500,000	494,197
6.40%, 06/28/17	250,000	253,000
Morgan Stanley
5.75%, 10/18/16	500,000	491,511
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	380,000	405,868
SLM Corp.
5.38%, 05/15/14	200,000	172,263
Toyota Motor Credit Corp.
4.25%, 03/15/10	380,000	377,608
Unilever Capital Corp.
5.90%, 11/15/32	150,000	145,497

		11,150,115

ELECTRIC – 6.01%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	125,000	124,735
Constellation Energy Group Inc.
4.55%, 06/15/15	190,000	173,673
Dominion Resources Inc.
5.15%, 07/15/15	380,000	364,702
Duke Capital LLC
6.25%, 02/15/13	190,000	194,006
Duke Energy Corp.
6.25%, 01/15/12	125,000	128,977
Exelon Corp.
4.90%, 06/15/15	200,000	185,946

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Exelon Generation Co. LLC
5.35%, 01/15/14	$190,000	$183,107
FirstEnergy Corp.
7.38%, 11/15/31	250,000	272,113
FPL Group Capital Inc.
5.63%, 09/01/11	125,000	126,354
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250,000	239,920
Pacific Gas & Electric Co.
4.80%, 03/01/14	255,000	243,438
Progress Energy Inc.
7.10%, 03/01/11	380,000	401,953
Southern California Edison Co.
6.00%, 01/15/34	200,000	197,772
TXU Electric Delivery Co.
7.00%, 09/01/22	125,000	130,508

		2,967,204

ENVIRONMENTAL CONTROL – 0.10%
Waste Management Inc.
7.00%, 07/15/28	50,000	51,470

		51,470

FOOD – 2.05%
Kraft Foods Inc.
4.00%, 10/01/08	380,000	375,710
6.00%, 02/11/13	250,000	251,639
Kroger Co. (The)
5.50%, 02/01/13	125,000	123,027
Safeway Inc.
7.50%, 09/15/09	250,000	261,647

		1,012,023

FOREST PRODUCTS & PAPER – 0.93%
International Paper Co.
6.75%, 09/01/11	200,000	211,932
Weyerhaeuser Co.
7.38%, 03/15/32	250,000	249,715

		461,647

HEALTH CARE - PRODUCTS – 0.51%
Johnson & Johnson
5.15%, 08/15/12	250,000	252,471

		252,471

Security	Principal	Value

HEALTH CARE - SERVICES – 1.03%
UnitedHealth Group Inc.
5.80%, 03/15/36	$120,000	$111,576
WellPoint Inc.
5.00%, 01/15/11	400,000	395,818

		507,394

HOLDING COMPANIES - DIVERSIFIED – 0.08%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	50,000	40,428

		40,428

HOME BUILDERS – 0.42%
Pulte Homes Inc.
5.25%, 01/15/14	250,000	207,992

		207,992

HOUSEHOLD PRODUCTS & WARES – 0.26%
Fortune Brands Inc.
5.13%, 01/15/11	130,000	127,063

		127,063

INSURANCE – 3.64%
Allstate Corp. (The)
5.55%, 05/09/35	250,000	223,620
American International Group Inc.
4.70%, 10/01/10	250,000	246,718
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	250,000	245,072
Genworth Financial Inc.
6.15%, 11/15/16	125,000	115,131
Lincoln National Corp.
7.00%, 05/17/16	125,000	126,663
Marsh & McLennan
Companies Inc.
5.15%, 09/15/10	250,000	248,854
MetLife Inc.
5.00%, 06/15/15	500,000	478,402
Prudential Financial Inc.
5.70%, 12/14/36	125,000	114,479

		1,798,939

MACHINERY – 1.00%
Caterpillar Inc.
5.70%, 08/15/16	500,000	495,054

		495,054

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value

MEDIA – 4.35%
AOL Time Warner Inc.
6.88%, 05/01/12	$200,000	$208,901
Comcast Corp.
6.45%, 03/15/37	250,000	239,990
Cox Communications Inc.
4.63%, 01/15/10	200,000	195,866
News America Inc.
5.30%, 12/15/14	380,000	370,055
Time Warner Cable Inc.
6.55%, 05/01/37[a]	75,000	72,752
Time Warner Inc.
7.70%, 05/01/32	250,000	272,420
Viacom Inc.
6.25%, 04/30/16	125,000	125,045
7.88%, 07/30/30	250,000	267,760
Walt Disney Co. (The)
6.38%, 03/01/12	380,000	395,075

		2,147,864

MINING – 1.55%
Alcoa Inc.
5.55%, 02/01/17	75,000	72,789
5.95%, 02/01/37[b]	75,000	71,168
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	380,000	366,853
Vale Overseas Ltd.
6.88%, 11/21/36	250,000	252,820

		763,630

MULTI-NATIONAL – 3.77%
European Investment Bank
4.63%, 05/15/14	750,000	741,270
Inter-American Development Bank
5.13%, 09/13/16	375,000	377,662
International Bank for
Reconstruction & Development
4.13%, 08/12/09	750,000	743,640

		1,862,572

OFFICE & BUSINESS EQUIPMENT – 0.53%
Xerox Corp.
6.88%, 08/15/11	250,000	260,076

		260,076

Security	Principal	Value

OIL & GAS – 4.42%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$250,000	$247,536
Apache Corp.
5.25%, 04/15/13	125,000	125,168
Canadian Natural Resources Ltd.
6.25%, 03/15/38	75,000	72,284
ConocoPhillips Holding Co.
6.95%, 04/15/29	500,000	547,141
Devon Energy Corp.
7.95%, 04/15/32	250,000	296,465
Enterprise Products Operating LP
5.60%, 10/15/14	275,000	268,013
Hess Corp.
7.13%, 03/15/33	60,000	63,980
Nexen Inc.
6.40%, 05/15/37	75,000	72,529
Pemex Project Funding
Master Trust
8.63%, 02/01/22	250,000	307,377
Valero Energy Corp.
7.50%, 04/15/32	125,000	136,410
XTO Energy Inc.
6.10%, 04/01/36	50,000	47,200

		2,184,103

OIL & GAS SERVICES – 0.16%
Weatherford International Inc.
6.35%, 06/15/17[a]	75,000	77,234

		77,234

PHARMACEUTICALS – 1.93%
Abbott Laboratories
5.88%, 05/15/16	125,000	126,961
AmerisourceBergen Corp.
5.88%, 09/15/15	125,000	120,975
Bristol-Myers Squibb Co.
5.88%, 11/15/36	125,000	117,699
Lilly (Eli) & Co.
5.55%, 03/15/37	100,000	92,706
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	125,000	116,536
Wyeth
5.50%, 02/01/14	380,000	378,098

		952,975

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value

PIPELINES – 0.84%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	$175,000	$167,604
6.75%, 03/15/11	75,000	77,197
ONEOK Partners LP
6.65%, 10/01/36	75,000	74,189
Southern Natural Gas Co.
5.90%, 04/01/17[a]	100,000	97,548

		416,538

REAL ESTATE – 0.39%
ERP Operating LP
5.75%, 06/15/17	200,000	194,243

		194,243

REAL ESTATE INVESTMENT TRUSTS – 0.72%
iStar Financial Inc.
5.88%, 03/15/16	125,000	115,745
ProLogis
5.63%, 11/15/16	125,000	120,062
Simon Property Group LP
5.10%, 06/15/15	125,000	118,122

		353,929

RETAIL – 2.94%
Costco Wholesale Corp.
5.50%, 03/15/17	100,000	99,171
CVS/Caremark Corp.
6.13%, 08/15/16	75,000	74,651
Federated Retail Holdings Inc.
5.90%, 12/01/16	250,000	240,622
Home Depot Inc.
5.40%, 03/01/16	250,000	233,914
Target Corp.
5.40%, 10/01/08	380,000	381,642
Wal-Mart Stores Inc.
4.55%, 05/01/13	325,000	310,989
5.25%, 09/01/35	125,000	108,796

		1,449,785

SAVINGS & LOANS – 0.98%
Washington Mutual Inc.
4.00%, 01/15/09	500,000	485,833

		485,833

Security	Principal	Value

SOFTWARE – 0.49%
Oracle Corp.
5.25%, 01/15/16	$250,000	$244,150

		244,150

TELECOMMUNICATIONS – 8.10%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	538,645
BellSouth Corp.
6.00%, 11/15/34	250,000	236,098
British Telecom PLC
9.13%, 12/15/30	100,000	132,227
Cisco Systems Inc.
5.50%, 02/22/16	130,000	129,798
Embarq Corp.
7.08%, 06/01/16	250,000	257,160
France Telecom SA
8.50%, 03/01/31	250,000	319,374
Qwest Corp.
6.88%, 09/15/33	25,000	22,709
8.88%, 03/15/12	100,000	107,697
Rogers Wireless Inc.
6.38%, 03/01/14	75,000	74,491
SBC Communications Inc.
5.88%, 02/01/12	500,000	507,806
Sprint Capital Corp.
6.88%, 11/15/28	375,000	365,581
7.63%, 01/30/11	125,000	132,675
Telecom Italia Capital SA
4.00%, 01/15/10	350,000	337,969
Verizon Communications Inc.
5.55%, 02/15/16	250,000	246,797
Verizon Global Funding Corp.
7.25%, 12/01/10	375,000	395,218
Vodafone Group PLC
5.75%, 03/15/16	200,000	196,130

		4,000,375

TELEPHONE – 1.45%
Comcast Cable Communications
Holdings Inc.
8.38%, 03/15/13	380,000	424,579
Telefonica Europe BV
8.25%, 09/15/30	250,000	291,398

		715,977

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
TEXTILES – 0.51%
Mohawk Industries Inc.
6.13%, 01/15/16	$250,000	$250,498

		250,498

TRANSPORTATION – 1.00%
Burlington Northern
Santa Fe Corp.
6.15%, 05/01/37	175,000	168,416
CSX Corp.
6.75%, 03/15/11	250,000	259,342
Norfolk Southern Corp.
7.05%, 05/01/37	60,000	64,022

		491,780

TOTAL CORPORATE BONDS & NOTES (Cost: $44,514,399)		44,308,923

FOREIGN GOVERNMENT BONDS & NOTES[c] – 7.46%
Hydro-Quebec
8.05%, 07/07/24	110,000	139,071
Italy (Republic of)
6.00%, 02/22/11	1,250,000	1,295,409
Ontario (Province of)
5.50%, 10/01/08	1,000,000	1,007,460
Quebec (Province of)
5.00%, 03/01/16	250,000	247,057
7.50%, 09/15/29	250,000	307,339
United Mexican States
6.38%, 01/16/13	380,000	395,762
7.50%, 04/08/33	250,000	294,493

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,667,762)		3,686,591

MUNICIPAL DEBT OBLIGATIONS – 0.94%

ILLINOIS – 0.94%
Illinois State
5.10%, 06/01/33	500,000	466,160

		466,160

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $463,405)		466,160

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.68%

MONEY MARKET FUNDS – 0.68%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.37%[d,e]	273,815	$273,815
BGI Cash Premier Fund LLC
5.47%[d,e,f]	59,100	59,100

		332,915

TOTAL SHORT-TERM INVESTMENTS (Cost: $332,915)		332,915

TOTAL INVESTMENTS IN SECURITIES – 98.78% (Cost: $48,978,481)		48,794,589

Other Assets, Less Liabilities – 1.22%		601,548

NET ASSETS – 100.00%		$49,396,137

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 32.12%

AGRICULTURE – 0.14%
Altria Group Inc.
7.00%, 11/04/13	$32,000	$34,580
Reynolds American Inc.
6.75%, 06/15/17	80,000	81,175

		115,755

AUTO MANUFACTURERS – 0.19%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	152,000	156,324

		156,324

BANKS – 3.96%
Bank of America Corp.
4.50%, 08/01/10	344,000	337,870
4.88%, 01/15/13	448,000	434,231
Capital One Financial Corp.
5.70%, 09/15/11	152,000	150,805
KfW Bankengruppe
4.25%, 06/15/10	688,000	681,540
4.88%, 01/17/17	200,000	197,094
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	200,000	200,381
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	160,000	152,706
US Bank N.A.
4.80%, 04/15/15	296,000	279,820
Wachovia Corp.
5.30%, 10/15/11	160,000	159,575
Wells Fargo & Co.
4.88%, 01/12/11	600,000	591,821

		3,185,843

BEVERAGES – 0.19%
Diageo Finance BV
5.30%, 10/28/15	160,000	155,118

		155,118

BIOTECHNOLOGY – 0.18%
Amgen Inc.
4.00%, 11/18/09	152,000	147,561

		147,561

Security	Principal	Value
BUILDING MATERIALS – 0.18%
CRH America Inc.
5.30%, 10/15/13	$88,000	$85,564
Masco Corp.
6.13%, 10/03/16	64,000	62,398

		147,962

CHEMICALS – 0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	64,000	65,482
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	80,000	77,853

		143,335

COMMERCIAL SERVICES – 0.24%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	64,000	63,778
McKesson Corp.
5.70%, 03/01/17	80,000	77,758
Western Union Co.
5.40%, 11/17/11	48,000	47,780

		189,316

COMPUTERS – 0.19%
International Business Machines Corp.
4.75%, 11/29/12	160,000	156,570

		156,570

COSMETICS & PERSONAL CARE – 0.36%
Procter & Gamble Co.
3.50%, 12/15/08	296,000	291,735

		291,735

DIVERSIFIED FINANCIAL SERVICES – 10.18%
American Express Co.
4.88%, 07/15/13	96,000	92,352
6.80%, 09/01/16	64,000	65,542
American General Finance Corp.
5.38%, 10/01/12	296,000	290,248
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	296,000	280,187
Boeing Capital Corp.
6.10%, 03/01/11	112,000	115,654

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
CIT Group Inc.
5.40%, 02/13/12	$240,000	$220,612
Citigroup Inc.
6.00%, 02/21/12	888,000	909,932
Countrywide Financial Corp.
6.25%, 05/15/16	80,000	68,749
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	200,000	196,703
Credit Suisse USA Inc.
5.38%, 03/02/16	224,000	218,810
Deutsche Telekom International Finance AG
8.00%, 06/15/10	152,000	162,028
Devon Financing Corp. ULC
6.88%, 09/30/11	80,000	84,203
General Electric Capital Corp.
4.13%, 09/01/09	888,000	872,874
5.00%, 01/08/16	152,000	147,023
General Electric Co.
5.00%, 02/01/13	296,000	291,567
General Mills Inc.
6.00%, 02/15/12	64,000	65,587
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	576,000	562,423
5.00%, 10/01/14	376,000	353,652
HSBC Finance Corp.
5.50%, 01/19/16	456,000	438,420
John Deere Capital Corp.
7.00%, 03/15/12	128,000	136,033
JPMorgan Chase & Co.
5.75%, 01/02/13	600,000	604,026
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	144,000	134,238
5.75%, 07/18/11	296,000	293,742
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	400,000	395,358
Morgan Stanley
5.75%, 10/18/16	160,000	157,284
6.75%, 04/15/11	504,000	523,209

Security	Principal	Value
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	$152,000	$162,347
SLM Corp.
5.38%, 05/15/14	136,000	117,139
Toyota Motor Credit Corp.
4.25%, 03/15/10	152,000	151,043
Unilever Capital Corp.
7.13%, 11/01/10	64,000	67,616

		8,178,601

ELECTRIC – 1.79%
Constellation Energy Group Inc.
4.55%, 06/15/15	144,000	131,626
Dominion Resources Inc.
5.15%, 07/15/15	152,000	145,881
Duke Capital LLC
6.25%, 02/15/13	152,000	155,205
Duke Energy Corp.
6.25%, 01/15/12	56,000	57,782
Exelon Corp.
4.90%, 06/15/15	152,000	141,319
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	146,486
Pacific Gas & Electric Co.
4.80%, 03/01/14	296,000	282,579
Progress Energy Inc.
7.10%, 03/01/11	296,000	313,100
TXU Electric Delivery Co.
6.38%, 01/15/15	64,000	65,434

		1,439,412

FOOD – 0.81%
Kraft Foods Inc.
4.00%, 10/01/08	208,000	205,652
Kroger Co. (The)
6.80%, 04/01/11	80,000	83,281
Safeway Inc.
7.50%, 09/15/09	296,000	309,790
Sara Lee Corp.
6.25%, 09/15/11	48,000	49,346

		648,069

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
FOREST PRODUCTS & PAPER – 0.24%
International Paper Co.
6.75%, 09/01/11	$88,000	$93,250
Weyerhaeuser Co.
6.75%, 03/15/12	96,000	98,741

		191,991

HEALTH CARE - SERVICES – 0.27%
UnitedHealth Group Inc.
4.88%, 03/15/15	64,000	60,563
WellPoint Inc.
5.00%, 01/15/11	160,000	158,327

		218,890

HOLDING COMPANIES - DIVERSIFIED – 0.08%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	80,000	64,685

		64,685

HOME BUILDERS – 0.23%
Centex Corp.
7.88%, 02/01/11	56,000	56,499
Pulte Homes Inc.
5.25%, 01/15/14	152,000	126,459

		182,958

HOUSEHOLD PRODUCTS & WARES – 0.19%
Fortune Brands Inc.
5.13%, 01/15/11	152,000	148,566

		148,566

INSURANCE – 0.95%
Allstate Corp. (The)
5.00%, 08/15/14	80,000	77,072
American International Group Inc.
5.60%, 10/18/16	160,000	157,822
Genworth Financial Inc.
6.15%, 11/15/16	152,000	140,000
Lincoln National Corp.
7.00%, 05/17/16	88,000	89,171
Marsh & McLennan
Companies Inc.
5.15%, 09/15/10	152,000	151,303
MetLife Inc.
5.00%, 06/15/15	152,000	145,434

		760,802

Security	Principal	Value
MACHINERY – 0.28%
Caterpillar Inc.
5.70%, 08/15/16	$224,000	$221,784

		221,784

MEDIA – 0.95%
AOL Time Warner Inc.
6.88%, 05/01/12	152,000	158,765
Cox Communications Inc.
4.63%, 01/15/10	152,000	148,858
News America Inc.
5.30%, 12/15/14	144,000	140,231
Viacom Inc.
6.25%, 04/30/16	80,000	80,029
6.63%, 05/15/11	64,000	66,116
Walt Disney Co. (The)
6.38%, 03/01/12	160,000	166,347

		760,346

MINING – 0.59%
Alcoa Inc.
5.55%, 02/01/17	40,000	38,821
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	296,000	285,759
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	152,277

		476,857

MULTI-NATIONAL – 1.77%
European Investment Bank
4.63%, 05/15/14	888,000	877,664
Inter-American
Development Bank
5.13%, 09/13/16	296,000	298,102
International Bank for
Reconstruction & Development
4.13%, 08/12/09	248,000	245,897

		1,421,663

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.
6.88%, 08/15/11	152,000	158,126

		158,126

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
OIL & GAS – 0.97%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$144,000	$142,581
Apache Corp.
5.25%, 04/15/13	80,000	80,107
Conoco Funding Co.
6.35%, 10/15/11	296,000	308,342
Enterprise Products Operating LP
5.60%, 10/15/14	168,000	163,731
XTO Energy Inc.
6.25%, 04/15/13	80,000	82,112

		776,873

OIL & GAS SERVICES – 0.08%
Weatherford International Inc.
6.35%, 06/15/17[a]	64,000	65,906

		65,906

PHARMACEUTICALS – 0.61%
Abbott Laboratories
5.38%, 05/15/09	160,000	160,747
AmerisourceBergen Corp.
5.88%, 09/15/15	32,000	30,970
Wyeth
5.50%, 02/01/14	296,000	294,518

		486,235

PIPELINES – 0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	80,000	82,344

		82,344

REAL ESTATE – 0.09%
ERP Operating LP
5.13%, 03/15/16	80,000	75,155

		75,155

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Boston Properties LP
6.25%, 01/15/13	80,000	81,476
iStar Financial Inc.
5.88%, 03/15/16	96,000	88,892
ProLogis
5.63%, 11/15/16	64,000	61,472
Simon Property Group LP
5.60%, 09/01/11	152,000	151,888

		383,728

Security	Principal	Value
RETAIL – 1.27%
Costco Wholesale Corp.
5.30%, 03/15/12	$48,000	$48,536
CVS/Caremark Corp.
6.30%, 06/01/12	128,000	123,320
Federated Retail Holdings Inc.
5.90%, 12/01/16	112,000	107,798
Home Depot Inc.
5.40%, 03/01/16	152,000	142,220
Target Corp.
5.40%, 10/01/08	296,000	297,279
Wal-Mart Stores Inc.
4.55%, 05/01/13	152,000	145,447
6.88%, 08/10/09	152,000	157,648

		1,022,248

SAVINGS & LOANS – 0.36%
Washington Mutual Inc.
4.00%, 01/15/09	296,000	287,613

		287,613

SOFTWARE – 0.27%
Oracle Corp.
5.25%, 01/15/16	224,000	218,758

		218,758
TELECOMMUNICATIONS – 2.60%
AT&T Wireless Services Inc.
7.88%, 03/01/11	152,000	163,748
Cisco Systems Inc.
5.50%, 02/22/16	296,000	295,540
Embarq Corp.
7.08%, 06/01/16	112,000	115,207
France Telecom SA
7.75%, 03/01/11	152,000	162,651
Rogers Wireless Inc.
6.38%, 03/01/14	80,000	79,458
SBC Communications Inc.
5.88%, 02/01/12	296,000	300,621
Sprint Capital Corp.
8.38%, 03/15/12	152,000	167,922
Sprint Nextel Corp.
6.00%, 12/01/16	80,000	77,766

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Telecom Italia Capital SA
4.00%, 01/15/10	$296,000	$285,825
Verizon Communications Inc.
5.55%, 02/15/16	296,000	292,207
Vodafone Group PLC
5.75%, 03/15/16	152,000	149,059

		2,090,004

TELEPHONE – 0.61%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	296,000	330,725
Telefonica Europe BV
7.75%, 09/15/10	152,000	161,601

		492,326

TEXTILES – 0.14%
Mohawk Industries Inc.
6.13%, 01/15/16	112,000	112,223

		112,223

TRANSPORTATION – 0.20%
CSX Corp.
6.75%, 03/15/11	152,000	157,680

		157,680

TOTAL CORPORATE BONDS & NOTES (Cost: $25,968,096)		25,813,362

FOREIGN GOVERNMENT BONDS & NOTES[b] – 3.01%
Italy (Republic of)
6.00%, 02/22/11	888,000	920,259
Ontario (Province of)
5.50%, 10/01/08	600,000	604,476
Quebec (Province of)
5.00%, 03/01/16	296,000	292,515
United Mexican States
4.63%, 10/08/08	296,000	293,037
6.38%, 01/16/13	296,000	308,278

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $2,407,928)		2,418,565

Security	Shares or Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 63.44%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 22.12%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13[c]	$2,720,000	$2,679,995
5.00%, 01/16/09	4,800,000	4,815,201
Federal National Mortgage Association
5.00%, 04/15/15[c]	1,600,000	1,605,154
5.38%, 06/12/17	560,000	571,996
7.25%, 01/15/10[c]	7,680,000	8,112,095

		17,784,441

U.S. GOVERNMENT OBLIGATIONS – 41.32%
U.S. Treasury Notes
4.50%, 02/15/09[c]	7,880,000	7,909,629
4.75%, 05/15/14[c]	5,688,000	5,815,070
4.88%, 07/31/11[c]	6,240,000	6,383,083
4.88%, 08/15/16[c]	5,120,000	5,249,229
6.00%, 08/15/09[c]	7,600,000	7,854,144

		33,211,155

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $50,377,882)		50,995,596

SHORT-TERM INVESTMENTS – 42.04%

MONEY MARKET FUNDS – 42.04%
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
5.37%[d,e]	959,408	959,408
BGI Cash Premier Fund LLC
5.47%[d,e,f]	32,833,858	32,833,858

		33,793,266

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,793,266)		33,793,266

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Value
TOTAL INVESTMENTS IN SECURITIES – 140.61% (Cost: $112,547,172)	$113,020,789

Other Assets, Less Liabilities – (40.61)%	(32,642,730)

NET ASSETS – 100.00%	$80,378,059

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 34.21%

AEROSPACE & DEFENSE – 0.20%
Lockheed Martin Corp.
6.15%, 09/01/36	$20,000	$20,041
United Technologies Corp.
6.05%, 06/01/36	20,000	19,904

		39,945

AGRICULTURE – 0.10%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	12,000	10,743
Reynolds American Inc.
7.25%, 06/15/37	10,000	10,203

		20,946

AUTO MANUFACTURERS – 0.41%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	80,000	82,276

		82,276

BANKS – 4.52%
BAC Capital Trust XI
6.63%, 05/23/36	40,000	40,201
Bank of America Corp.
4.50%, 08/01/10	158,000	155,185
4.88%, 01/15/13	40,000	38,771
Capital One Financial Corp.
5.70%, 09/15/11	40,000	39,685
HSBC Holdings PLC
6.50%, 05/02/36	40,000	40,599
KfW Bankengruppe
4.25%, 06/15/10	20,000	19,812
5.13%, 03/14/16	120,000	120,271
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	40,000	40,076
National City Corp.
6.88%, 05/15/19	40,000	42,073
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	80,000	76,353
US Bank N.A.
4.80%, 04/15/15	80,000	75,627
Wachovia Corp.
5.30%, 10/15/11	60,000	59,841

Security	Principal	Value
Wells Fargo & Co.
4.88%, 01/12/11	$158,000	$155,846

		904,340

BEVERAGES – 0.26%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	12,000	14,703
Diageo Capital PLC
5.88%, 09/30/36	16,000	14,927
Pepsi Bottling Group Inc.
7.00%, 03/01/29	20,000	22,308

		51,938

BIOTECHNOLOGY – 0.10%
Amgen Inc.
4.00%, 11/18/09	20,000	19,416

		19,416

BUILDING MATERIALS – 0.19%
CRH America Inc.
5.30%, 10/15/13	40,000	38,893

		38,893

CHEMICALS – 0.49%
Dow Chemical Co. (The)
6.00%, 10/01/12	80,000	81,852
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	16,000	15,493

		97,345

COMMERCIAL SERVICES – 0.16%
McKesson Corp.
5.70%, 03/01/17	12,000	11,664
Western Union Co.
5.40%, 11/17/11	20,000	19,908

		31,572

COMPUTERS – 0.20%
International Business
Machines Corp.
4.75%, 11/29/12	40,000	39,142

		39,142

COSMETICS & PERSONAL CARE – 0.24%
Procter & Gamble Co.
3.50%, 12/15/08	40,000	39,424
5.55%, 03/05/37	10,000	9,494

		48,918

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 8.89%
American Express Co.
6.80%, 09/01/16	$16,000	$16,386
American General Finance Corp.
5.38%, 10/01/12	80,000	78,445
Associates Corp. N.A.
6.95%, 11/01/18	60,000	64,367
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	40,000	37,863
CIT Group Inc.
5.40%, 02/13/12	60,000	55,153
Citigroup Inc.
4.13%, 02/22/10	80,000	78,090
6.00%, 10/31/33	80,000	76,592
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	74,000	72,780
Credit Suisse USA Inc.
5.38%, 03/02/16	44,000	42,980
Deutsche Telekom
International Finance AG
8.00%, 06/15/10	50,000	53,299
8.25%, 06/15/30	12,000	14,502
General Electric Capital Corp.
4.13%, 09/01/09	120,000	117,956
6.75%, 03/15/32	56,000	61,321
General Electric Co.
5.00%, 02/01/13	80,000	78,802
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	158,000	154,276
5.00%, 10/01/14	58,000	54,553
6.35%, 02/15/34	40,000	36,046
HSBC Finance Corp.
5.50%, 01/19/16	100,000	96,145
International Lease Finance Corp.
5.63%, 09/20/13	34,000	33,660
John Deere Capital Corp.
7.00%, 03/15/12	30,000	31,883
JP Morgan Chase Capital XV
5.88%, 03/15/35	40,000	35,489
JPMorgan Chase & Co.
5.75%, 01/02/13	60,000	60,403

Security	Principal	Value
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	$46,000	$43,873
5.50%, 04/04/16	58,000	54,068
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	60,000	59,304
Morgan Stanley
5.75%, 10/18/16	80,000	78,642
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	58,000	61,948
SLM Corp.
5.38%, 05/15/14	40,000	34,453
Toyota Motor Credit Corp.
4.25%, 03/15/10	58,000	57,635
Unilever Capital Corp.
5.90%, 11/15/32	40,000	38,799

		1,779,713

ELECTRIC – 2.27%
Constellation Energy Group Inc.
4.55%, 06/15/15	30,000	27,422
Dominion Resources Inc.
5.15%, 07/15/15	58,000	55,665
Duke Capital LLC
6.25%, 02/15/13	30,000	30,632
Duke Energy Corp.
6.25%, 01/15/12	20,000	20,636
Exelon Corp.
4.90%, 06/15/15	32,000	29,751
Exelon Generation Co. LLC
5.35%, 01/15/14	30,000	28,912
FirstEnergy Corp.
7.38%, 11/15/31	40,000	43,538
FPL Group Capital Inc.
5.63%, 09/01/11	20,000	20,217
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	40,000	38,387
Pacific Gas & Electric Co.
4.80%, 03/01/14	36,000	34,368
Progress Energy Inc.
7.10%, 03/01/11	58,000	61,351
PSEG Power LLC
8.63%, 04/15/31	12,000	14,828

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
Southern California Edison Co.
6.00%, 01/15/34	$28,000	$27,688
TXU Electric Delivery Co.
7.00%, 09/01/22	20,000	20,881

		454,276

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.
7.00%, 07/15/28	8,000	8,235

		8,235

FOOD – 0.57%
Kraft Foods Inc.
4.00%, 10/01/08	58,000	57,345
Kroger Co. (The)
5.50%, 02/01/13	20,000	19,684
Safeway Inc.
7.50%, 09/15/09	36,000	37,677

		114,706

FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.
6.75%, 09/01/11	32,000	33,909
Weyerhaeuser Co.
7.38%, 03/15/32	40,000	39,954

		73,863

GAS – 0.05%
ONEOK Inc.
6.00%, 06/15/35	12,000	10,967

		10,967

HEALTH CARE – SERVICES – 0.36%
UnitedHealth Group Inc.
5.80%, 03/15/36	10,000	9,298
WellPoint Inc.
5.00%, 01/15/11	64,000	63,331

		72,629

HOME BUILDERS – 0.17%
Pulte Homes Inc.
5.25%, 01/15/14	40,000	33,279

		33,279

HOUSEHOLD PRODUCTS & WARES – 0.10%
Fortune Brands Inc.
5.13%, 01/15/11	20,000	19,548

		19,548

Security	Principal	Value
INSURANCE – 1.04%
Allstate Corp. (The)
5.55%, 05/09/35	$40,000	$35,779
Genworth Financial Inc.
6.15%, 11/15/16	20,000	18,421
Lincoln National Corp.
7.00%, 05/17/16	20,000	20,266
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	40,000	39,817
MetLife Inc.
5.00%, 06/15/15	80,000	76,544
Prudential Financial Inc.
5.70%, 12/14/36	20,000	18,317

		209,144

MACHINERY – 0.40%
Caterpillar Inc.
5.70%, 08/15/16	80,000	79,209

		79,209

MEDIA – 1.71%
AOL Time Warner Inc.
6.88%, 05/01/12	32,000	33,424
Comcast Corp.
6.45%, 03/15/37	40,000	38,398
Cox Communications Inc.
4.63%, 01/15/10	32,000	31,338
News America Inc.
5.30%, 12/15/14	58,000	56,482
Time Warner Cable Inc.
6.55%, 05/01/37[a]	16,000	15,520
Time Warner Inc.
7.70%, 05/01/32	40,000	43,587
Viacom Inc.
6.25%, 04/30/16	20,000	20,007
7.88%, 07/30/30	40,000	42,842
Walt Disney Co. (The)
6.38%, 03/01/12	58,000	60,301

		341,899

MINING – 0.60%
Alcoa Inc.
5.55%, 02/01/17	12,000	11,646
5.95%, 02/01/37[b]	12,000	11,387

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	$58,000	$55,993
Vale Overseas Ltd.
6.88%, 11/21/36	40,000	40,451

		119,477

MULTI-NATIONAL – 1.49%
European Investment Bank
4.63%, 05/15/14	120,000	118,603
Inter-American Development Bank
5.13%, 09/13/16	60,000	60,426
International Bank for
Reconstruction & Development
4.13%, 08/12/09	120,000	118,982

		298,011

OFFICE & BUSINESS EQUIPMENT – 0.21%
Xerox Corp.
6.88%, 08/15/11	40,000	41,612

		41,612

OIL & GAS – 1.65%
Anadarko Petroleum Corp.
5.95%, 09/15/16	40,000	39,606
Apache Corp.
5.25%, 04/15/13	20,000	20,027
Canadian Natural Resources Ltd.
6.25%, 03/15/38	12,000	11,565
ConocoPhillips Holding Co.
6.95%, 04/15/29	80,000	87,543
Devon Energy Corp.
7.95%, 04/15/32	40,000	47,434
Enterprise Products Operating LP
5.60%, 10/15/14	44,000	42,882
Hess Corp.
7.13%, 03/15/33	10,000	10,663
Pemex Project Funding
Master Trust
8.63%, 02/01/22	40,000	49,180
Valero Energy Corp.
7.50%, 04/15/32	20,000	21,826

		330,726

PHARMACEUTICALS – 0.75%
Abbott Laboratories
5.88%, 05/15/16	20,000	20,314

Security	Principal	Value
AmerisourceBergen Corp.
5.88%, 09/15/15	$20,000	$19,356
Bristol-Myers Squibb Co.
5.88%, 11/15/36	20,000	18,832
Lilly (Eli) & Co.
5.55%, 03/15/37	16,000	14,833
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	20,000	18,646
Wyeth
5.50%, 02/01/14	58,000	57,710

		149,691

PIPELINES – 0.19%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	28,000	26,817
6.75%, 03/15/11	10,000	10,293

		37,110

REAL ESTATE INVESTMENT TRUSTS – 0.28%
iStar Financial Inc.
5.88%, 03/15/16	40,000	37,038
ProLogis
5.63%, 11/15/16	20,000	19,210

		56,248

RETAIL – 1.11%
Costco Wholesale Corp.
5.50%, 03/15/17	16,000	15,867
CVS/Caremark Corp.
6.13%, 08/15/16	12,000	11,944
Federated Retail Holdings Inc.
5.90%, 12/01/16	40,000	38,499
Home Depot Inc.
5.40%, 03/01/16	40,000	37,426
Target Corp.
5.40%, 10/01/08	58,000	58,251
Wal-Mart Stores Inc.
4.55%, 05/01/13	64,000	61,241

		223,228

SAVINGS & LOANS – 0.39%
Washington Mutual Inc.
4.00%, 01/15/09	80,000	77,733

		77,733

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
SOFTWARE – 0.19%
Oracle Corp.
5.25%, 01/15/16	$40,000	$39,064

		39,064

TELECOMMUNICATIONS – 3.30%
AT&T Wireless Services Inc.
7.88%, 03/01/11	80,000	86,183
BellSouth Corp.
6.00%, 11/15/34	40,000	37,776
British Telecom PLC
9.13%, 12/15/30	16,000	21,156
Cisco Systems Inc.
5.50%, 02/22/16	20,000	19,969
Embarq Corp.
7.08%, 06/01/16	40,000	41,146
France Telecom SA
8.50%, 03/01/31	40,000	51,100
Qwest Corp.
6.88%, 09/15/33	6,000	5,450
8.88%, 03/15/12	16,000	17,232
Rogers Wireless Inc.
6.38%, 03/01/14	12,000	11,919
SBC Communications Inc.
5.88%, 02/01/12	80,000	81,249
Sprint Capital Corp.
6.88%, 11/15/28	58,000	56,543
7.63%, 01/30/11	20,000	21,228
Telecom Italia Capital SA
4.00%, 01/15/10	80,000	77,250
Verizon Communications Inc.
5.55%, 02/15/16	40,000	39,487
Verizon Global Funding Corp.
7.25%, 12/01/10	58,000	61,127
Vodafone Group PLC
5.75%, 03/15/16	32,000	31,381

		660,196

TELEPHONE – 0.56%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	58,000	64,804
Telefonica Europe BV
8.25%, 09/15/30	40,000	46,624

		111,428

Security	Principal	Value
TEXTILES – 0.20%
Mohawk Industries Inc.
6.13%, 01/15/16	$40,000	$40,080

		40,080

TRANSPORTATION – 0.45%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	40,000	38,495
CSX Corp.
6.75%, 03/15/11	40,000	41,495
Norfolk Southern Corp.
7.05%, 05/01/37	10,000	10,670

		90,660

TOTAL CORPORATE BONDS & NOTES (Cost: $7,010,436)		6,847,463

FOREIGN GOVERNMENT BONDS & NOTES[c] – 2.93%
Italy (Republic of)
6.00%, 02/22/11	200,000	207,265
Ontario (Province of)
5.50%, 10/01/08	108,000	108,806
Quebec (Province of)
5.00%, 03/01/16	40,000	39,529
7.50%, 09/15/29	40,000	49,174
United Mexican States
4.63%, 10/08/08	76,000	75,239
6.38%, 01/16/13	58,000	60,406
7.50%, 04/08/33	40,000	47,119

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $590,664)		587,538

MUNICIPAL DEBT OBLIGATIONS – 0.37%

ILLINOIS – 0.37%
Illinois State
5.10%, 06/01/33	80,000	74,586

		74,586

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $77,311)
		74,586

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2007

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 61.29%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 19.80%
Federal Home Loan Mortgage Corp.
3.63%, 09/15/08	$960,000	$947,407
4.50%, 01/15/13[b]	200,000	197,059
4.50%, 01/15/15	260,000	253,022
6.25%, 07/15/32	200,000	225,106
Federal National Mortgage Association
5.00%, 04/15/15	480,000	481,546
7.25%, 01/15/10	1,760,000	1,859,022

		3,963,162

U.S. GOVERNMENT OBLIGATIONS – 41.49%
U.S. Treasury Bonds
7.63%, 02/15/25[b]	1,114,000	1,471,115
8.13%, 08/15/19	300,000	391,395
U.S. Treasury Notes
3.38%, 12/15/08[b]	900,000	890,289
4.63%, 12/31/11[b]	544,000	551,719
4.63%, 11/15/16[b]	1,388,000	1,397,702
4.75%, 05/15/14[b]	960,000	981,447
6.00%, 08/15/09[b]	2,536,000	2,620,804

		8,304,471

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $12,193,556)		12,267,633

Security	Shares	Value
SHORT-TERM INVESTMENTS – 40.87%

MONEY MARKET FUNDS – 40.87%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.37%[d,e]	186,895	$186,895
BGI Cash Premier Fund LLC
5.47%[d,e,f]	7,993,835	7,993,835

		8,180,730

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,180,730)		8,180,730

TOTAL INVESTMENTS IN SECURITIES – 139.67% (Cost: $28,052,697)		27,957,950

Other Assets, Less Liabilities – (39.67)%		(7,940,844)

NET ASSETS – 100.00%		$20,017,106

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN MBS BOND FUND

August 31, 2007

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 96.36%

MORTGAGE-BACKED SECURITIES – 96.36%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/22[a]	$3,675,000	$3,523,980
5.00%, 09/01/22[a]	3,045,000	2,971,254
5.00%, 09/01/37[a]	7,952,000	7,556,885
5.01%, 12/01/33	2,491,080	2,438,989
5.50%, 09/01/22[a]	3,570,000	3,547,130
5.50%, 09/01/37[a]	7,511,000	7,330,267
5.91%, 06/15/33	406,339	404,444
6.00%, 09/01/37[a]	5,250,000	5,243,437
Federal National Mortgage Association
4.50%, 09/01/22[a]	2,625,000	2,517,539
5.00%, 09/01/22[a]	3,360,000	3,281,250
5.50%, 09/01/22[a]	2,135,000	2,121,656
5.50%, 09/01/37[a]	9,940,000	9,702,372
6.00%, 09/01/37[a]	2,765,000	2,761,544
6.50%, 10/01/37[a]	6,090,000	6,178,495
Government National Mortgage Association
5.00%, 09/01/37[a]	2,905,000	2,796,063
5.50%, 09/01/37[a]	1,575,000	1,547,191
5.89%, 05/16/29	1,924,222	1,919,164
6.00%, 09/01/37[a]	1,575,000	1,581,891

		67,423,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $67,139,679)		67,423,551

Security	Shares	Value
SHORT-TERM INVESTMENTS – 53.53%

MONEY MARKET FUNDS – 53.53%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.37%[b,c]	37,456,627	$37,456,627

		37,456,627

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,456,627)		37,456,627

TOTAL INVESTMENTS IN SECURITIES – 149.89% (Cost: $104,596,306)		104,880,178

Other Assets, Less Liabilities – (49.89)%		(34,910,808)

NET ASSETS – 100.00%		$69,969,370

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 24.65%

AEROSPACE & DEFENSE – 0.25%
United Technologies Corp.
4.38%, 05/01/10	$16,725,000	$16,378,591

		16,378,591

AGRICULTURE – 0.10%
Reynolds American Inc.
6.75%, 06/15/17	6,690,000	6,788,232

		6,788,232

AUTO MANUFACTURERS – 0.27%
DaimlerChrysler N.A. Holding Corp.
7.30%, 01/15/12	16,725,000	17,732,367

		17,732,367

BANKS – 3.49%
Bank of America Corp.
4.50%, 08/01/10	33,450,000	32,853,942
4.88%, 01/15/13	16,725,000	16,210,974
Capital One Financial Corp.
6.15%, 09/01/16	16,725,000	15,848,317
JP Morgan Chase Bank N.A.
5.88%, 06/13/16	16,725,000	16,782,473
KfW Bankengruppe
4.25%, 06/15/10	33,450,000	33,135,904
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	13,380,000	13,405,472
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	16,725,000	15,962,523
Swedish Export Credit Corp.
5.00%, 05/22/09	6,690,000	6,757,591
US Bank N.A.
4.95%, 10/30/14	16,725,000	16,048,479
Wachovia Corp.
5.25%, 08/01/14	33,450,000	32,517,893
Wells Fargo & Co.
4.88%, 01/12/11	16,725,000	16,496,998
5.00%, 11/15/14	16,725,000	15,951,282

		231,971,848

Security	Principal	Value
BEVERAGES – 0.35%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	$6,690,000	$8,196,677
Diageo Finance BV
5.30%, 10/28/15	10,035,000	9,728,822
Pepsi Bottling Group Inc.
7.00%, 03/01/29	4,683,000	5,223,463

		23,148,962

BUILDING MATERIALS – 0.10%
CRH America Inc.
6.00%, 09/30/16	6,690,000	6,688,232

		6,688,232

CHEMICALS – 0.10%
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	6,690,000	6,477,896

		6,477,896

COMPUTERS – 0.25%
International Business Machines Corp.
4.25%, 09/15/09	16,725,000	16,463,921

		16,463,921

COSMETICS & PERSONAL CARE – 0.09%
Procter & Gamble Co.
5.55%, 03/05/37	6,690,000	6,351,307

		6,351,307

DIVERSIFIED FINANCIAL SERVICES – 8.91%
American Express Co.
4.88%, 07/15/13	16,725,000	16,089,447
6.80%, 09/01/16	7,359,000	7,536,352
American General Finance Corp.
5.38%, 10/01/12	33,450,000	32,799,982
Ameriprise Financial Inc.
5.35%, 11/15/10	16,725,000	16,692,207
Boeing Capital Corp.
5.80%, 01/15/13	16,725,000	17,115,873
Caterpillar Financial Services Corp.
4.30%, 06/01/10	3,345,000	3,263,164

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Principal	Value
CIT Group Funding
Company of Canada
4.65%, 07/01/10	$33,450,000	$31,005,135
Citigroup Inc.
6.00%, 02/21/12	56,865,000	58,269,475
Countrywide Home
Loans Inc.
4.00%, 03/22/11	10,035,000	8,920,516
Credit Suisse First Boston
USA Inc.
7.13%, 07/15/32	16,725,000	18,661,351
General Electric
Capital Corp.
5.88%, 02/15/12	16,725,000	17,107,785
6.75%, 03/15/32	16,725,000	18,314,275
7.38%, 01/19/10	16,725,000	17,561,896
Goldman Sachs
Group Inc. (The)
3.88%, 01/15/09	33,450,000	32,661,539
5.00%, 10/01/14	33,450,000	31,461,906
Household Finance Corp.
6.38%, 11/27/12	33,450,000	34,348,721
HSBC Finance Corp.
5.50%, 01/19/16	16,725,000	16,080,227
International Lease
Finance Corp.
5.75%, 06/15/11	16,725,000	16,841,466
John Deere Capital Corp.
7.00%, 03/15/12	16,725,000	17,774,602
JPMorgan Chase & Co.
5.75%, 01/02/13	16,725,000	16,837,218
Lehman Brothers
Holdings Inc.
4.50%, 07/26/10	16,725,000	15,951,806
5.50%, 04/04/16	16,725,000	15,591,214
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	40,140,000	37,562,624
Morgan Stanley
5.05%, 01/21/11	16,725,000	16,458,310
5.30%, 03/01/13	33,450,000	32,606,122

Security	Principal	Value
National Rural Utilities
Cooperative Finance Corp.
7.25%, 03/01/12	$10,035,000	$10,718,120
SLM Corp.
5.38%, 05/15/14	7,359,000	6,338,419
Unilever Capital Corp.
5.90%, 11/15/32	8,697,000	8,435,906
Verizon Global Funding Corp.
7.75%, 12/01/30	16,725,000	18,809,894

		591,815,552

ELECTRIC – 1.46%
Constellation Energy
Group Inc.
4.55%, 06/15/15	10,035,000	9,172,673
Dominion Resources Inc.
5.15%, 07/15/15	16,725,000	16,051,700
Duke Capital LLC
6.25%, 02/15/13	16,725,000	17,077,630
Exelon Generation Co. LLC
5.35%, 01/15/14	6,690,000	6,447,302
FirstEnergy Corp.
7.38%, 11/15/31	6,690,000	7,281,743
MidAmerican Energy
Holdings Co.
6.13%, 04/01/36	10,035,000	9,630,385
Pacific Gas & Electric Co.
6.05%, 03/01/34	6,690,000	6,530,778
Progress Energy Inc.
7.10%, 03/01/11	16,725,000	17,691,215
TXU Electric Delivery Co.
7.00%, 09/01/22	6,690,000	6,984,802

		96,868,228

FOOD – 0.35%
Kraft Foods Inc.
4.00%, 10/01/08	16,725,000	16,536,181
Kroger Co. (The)
5.50%, 02/01/13	6,690,000	6,584,404

		23,120,585

FOREST PRODUCTS & PAPER – 0.15%
Weyerhaeuser Co.
7.38%, 03/15/32	10,035,000	10,023,583

		10,023,583

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Principal	Value
HEALTH CARE - SERVICES – 0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	$10,035,000	$9,496,065
WellPoint Inc.
5.25%, 01/15/16	6,690,000	6,429,797

		15,925,862

HOLDING COMPANIES - DIVERSIFIED – 0.09%
Capmark Financial Group Inc.
6.30%, 05/10/17[a]	7,359,000	5,950,174

		5,950,174

HOME BUILDERS – 0.12%
Pulte Homes Inc.
5.25%, 01/15/14	10,035,000	8,348,791

		8,348,791

INSURANCE – 1.19%
Allstate Corp. (The)
5.55%, 05/09/35	6,690,000	5,984,073
American International
Group Inc.
6.25%, 03/15/37	6,690,000	6,132,993
Genworth Financial Inc.
5.75%, 06/15/14	16,725,000	16,729,897
Lincoln National Corp.
7.00%, 05/17/16	10,035,000	10,168,510
Marsh & McLennan
Companies Inc.
5.75%, 09/15/15	16,725,000	16,158,358
MetLife Inc.
5.00%, 06/15/15	16,725,000	16,002,554
Prudential Financial Inc.
5.10%, 09/20/14	3,345,000	3,230,986
Travelers Companies
Inc. (The)
6.25%, 03/15/37	4,683,000	4,412,521

		78,819,892

MEDIA – 0.74%
Comcast Corp.
6.45%, 03/15/37	6,690,000	6,422,146
News America Inc.
6.20%, 12/15/34	10,035,000	9,367,748
Time Warner Cable Inc.
6.55%, 05/01/37[a]	6,690,000	6,489,455

Security	Principal	Value
Time Warner Inc.
7.70%, 05/01/32	$10,035,000	$10,934,927
Viacom Inc.
6.25%, 04/30/16	8,697,000	8,700,135
7.88%, 07/30/30	6,690,000	7,165,257

		49,079,668

MINING – 0.35%
Alcoa Inc.
6.00%, 01/15/12	10,035,000	10,218,748
BHP Billiton Finance
(USA) Ltd.
4.80%, 04/15/13	6,690,000	6,458,551
Vale Overseas Ltd.
6.88%, 11/21/36	6,690,000	6,765,463

		23,442,762

MULTI-NATIONAL – 0.75%
European Investment Bank
4.63%, 05/15/14	33,450,000	33,060,642
Inter-American
Development Bank
4.38%, 09/20/12	6,690,000	6,599,350
International Bank for
Reconstruction &
Development
4.13%, 08/12/09[b]	10,035,000	9,949,903

		49,609,895

OIL & GAS – 1.07%
Anadarko Petroleum Corp.
5.95%, 09/15/16	16,725,000	16,560,164
Apache Corp.
5.25%, 04/15/13	4,683,000	4,689,281
Canadian Natural
Resources Ltd.
5.70%, 05/15/17	6,690,000	6,579,707
ConocoPhillips
5.90%, 10/15/32	16,725,000	16,328,612
Enterprise Products
Operating LP
5.60%, 10/15/14	10,035,000	9,780,024
Hess Corp.
6.65%, 08/15/11	16,725,000	17,417,377

		71,355,165

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Principal	Value
PHARMACEUTICALS – 0.54%
Abbott Laboratories
5.88%, 05/15/16	$6,690,000	$6,794,970
AmerisourceBergen Corp.
5.88%, 09/15/15	10,035,000	9,711,877
Bristol-Myers Squibb Co.
5.88%, 11/15/36	6,690,000	6,299,244
Lilly (Eli) & Co.
5.55%, 03/15/37	6,690,000	6,202,005
Wyeth
5.50%, 02/01/14	6,690,000	6,656,507

		35,664,603

PIPELINES – 0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	6,690,000	6,885,999

		6,885,999

REAL ESTATE INVESTMENT TRUSTS – 0.49%
Boston Properties LP
6.25%, 01/15/13	16,725,000	17,033,634
iStar Financial Inc.
5.88%, 03/15/16	10,035,000	9,292,015
Simon Property Group LP
5.10%, 06/15/15	6,690,000	6,321,893

		32,647,542

RETAIL – 0.68%
CVS/Caremark Corp.
6.30%, 06/01/12	6,690,000	6,445,418
Federated Department Stores Inc.
6.63%, 04/01/11	6,690,000	6,850,473
Home Depot Inc.
5.40%, 03/01/16	16,725,000	15,648,846
Wal-Mart Stores Inc.
4.55%, 05/01/13	16,725,000	16,003,967

		44,948,704

SAVINGS & LOANS – 0.24%
Washington Mutual Inc.
4.00%, 01/15/09	16,725,000	16,251,117

		16,251,117

Security	Principal	Value
SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	$10,035,000	$9,800,178

		9,800,178

TELECOMMUNICATIONS – 1.56%
AT&T Wireless Services Inc.
7.88%, 03/01/11	8,028,000	8,648,488
BellSouth Corp.
6.00%, 11/15/34	16,725,000	15,794,959
Cisco Systems Inc.
5.25%, 02/22/11	6,690,000	6,700,218
Embarq Corp.
7.08%, 06/01/16	10,035,000	10,322,391
Qwest Corp.
8.88%, 03/15/12	6,690,000	7,204,939
SBC Communications Inc.
5.88%, 02/01/12	16,725,000	16,986,116
Sprint Capital Corp.
8.38%, 03/15/12	16,725,000	18,476,913
Telecom Italia Capital SA
4.00%, 01/15/10	10,035,000	9,690,045
Vodafone Group PLC
5.63%, 02/27/17	10,035,000	9,693,265

		103,517,334

TELEPHONE – 0.28%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	16,725,000	18,687,078

		18,687,078

TRANSPORTATION – 0.19%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	3,345,000	3,219,148
CSX Corp.
6.00%, 10/01/36	10,035,000	9,339,777

		12,558,925

TOTAL CORPORATE BONDS & NOTES (Cost: $1,671,545,329)		1,637,322,993

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[c] – 1.59%
Italy (Republic of)
5.25%, 09/20/16	$16,725,000	$16,861,143
6.00%, 02/22/11	16,725,000	17,332,579
Ontario (Province of)
5.50%, 10/01/08	16,725,000	16,849,765
Quebec (Province of)
7.50%, 09/15/29	16,725,000	20,560,999
United Mexican States
4.63%, 10/08/08	6,690,000	6,623,033
5.63%, 01/15/17	16,725,000	16,678,170
6.38%, 01/16/13	10,035,000	10,451,252

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $105,448,569)		105,356,941

MUNICIPAL DEBT OBLIGATIONS – 0.24%

ILLINOIS – 0.24%
Illinois State
5.10%, 06/01/33	16,725,000	15,593,052

		15,593,052

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $15,967,799)		15,593,052

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.33%

MORTGAGE-BACKED SECURITIES – 36.74%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/22[d]	107,709,000	103,282,833
5.00%, 09/01/22[d]	102,357,000	99,878,041
5.00%, 09/01/37[d]	282,318,000	268,290,324
5.50%, 09/01/22[d]	119,082,000	118,319,131
5.50%, 09/01/37[d]	254,889,000	248,755,733
6.00%, 09/01/37[d]	175,947,000	175,727,066
Federal National Mortgage Association
4.50%, 09/01/22[d]	107,709,000	103,299,663
5.00%, 09/01/22[d]	112,392,000	109,757,812
5.50%, 09/01/22[d]	70,914,000	70,470,787
5.50%, 09/01/37[d]	392,034,000	382,661,937
5.56%, 02/01/36	37,163,896	37,210,716

Security	Principal	Value
6.00%, 09/01/37[d]	$259,572,000	$259,247,535
6.50%, 10/01/37[d]	227,460,000	230,765,278
Government National Mortgage Association
5.00%, 09/01/37[d]	97,005,000	93,367,313
5.50%, 09/01/37[d]	87,639,000	86,091,624
6.00%, 09/01/37[d]	52,182,000	52,410,296

		2,439,536,089

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.58%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13[b]	137,145,000	135,127,913
4.75%, 03/05/09[b]	234,150,000	234,204,885
6.25%, 07/15/32[b]	64,893,000	73,039,103
Federal National Mortgage Association
5.00%, 09/15/08[b]	102,357,000	102,411,096
5.00%, 04/15/15[b]	43,485,000	43,625,083
7.25%, 01/15/10[b]	108,378,000	114,475,596

		702,883,676

U.S. GOVERNMENT OBLIGATIONS – 23.01%
U.S. Treasury Bonds
5.00%, 05/15/37	40,140,000	41,155,946
6.25%, 05/15/30[b]	78,942,000	93,974,136
7.50%, 11/15/16	44,154,000	53,717,758
7.63%, 02/15/25[b]	188,658,000	249,136,108
8.13%, 08/15/19[b]	107,040,000	139,649,732
U.S. Treasury Notes
3.50%, 02/15/10[b]	143,166,000	140,803,758
4.50%, 02/15/09[b]	147,180,000	147,733,395
4.75%, 11/15/08[b]	180,630,000	181,632,497
4.75%, 05/15/14[b]	129,786,000	132,685,431
6.00%, 08/15/09[b]	336,507,000	347,759,801

		1,528,248,562

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $4,646,809,027)		4,670,668,327

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 68.63%

MONEY MARKET FUNDS – 68.63%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.37%[e,f]	2,559,849,244	$2,559,849,244
BGI Cash Premier Fund LLC
5.47%[e,f,g]	1,998,143,113	1,998,143,113

		4,557,992,357

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,557,992,357)		4,557,992,357

TOTAL INVESTMENTS IN SECURITIES – 165.44% (Cost: $10,997,763,081)		10,986,933,670

Other Assets, Less Liabilities – (65.44)%		(4,345,840,401)

NET ASSETS – 100.00%		$6,641,093,269

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Investments are denominated in U.S. dollars.
[d]	To-be-announced (TBA). See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.05%

ADVERTISING – 2.06%
Donnelley (R.H.) Corp.
8.88%, 01/15/16	$1,800,000	$1,840,500

		1,840,500

AEROSPACE & DEFENSE – 1.95%
L-3 Communications Corp.
6.38%, 10/15/15	1,800,000	1,743,000

		1,743,000

AUTO MANUFACTURERS – 1.73%
General Motors Corp.
7.13%, 07/15/13[a]	1,800,000	1,544,625

		1,544,625

AUTO PARTS & EQUIPMENT – 5.89%
Goodyear Tire & Rubber Co. (The)
11.25%, 03/01/11	1,845,000	1,983,375
Lear Corp.
8.75%, 12/01/16	1,800,000	1,658,043
TRW Automotive Inc.
7.25%, 03/15/17[b]	1,800,000	1,629,000

		5,270,418

BEVERAGES – 1.94%
Constellation Brands Inc.
7.25%, 05/15/17[b]	1,800,000	1,730,250

		1,730,250

COAL – 3.84%
Massey Energy Co.
6.88%, 12/15/13	1,800,000	1,634,160
Peabody Energy Corp.
7.38%, 11/01/16	1,800,000	1,802,367

		3,436,527

COMMERCIAL SERVICES – 6.08%
ARAMARK Corp.
8.50%, 02/01/15	1,800,000	1,784,250
Hertz Corp. (The)
8.88%, 01/01/14[b]	1,800,000	1,854,000
United Rentals North America Inc.
6.50%, 02/15/12	1,800,000	1,798,500

		5,436,750

Security	Principal	Value
COMPUTERS – 2.07%
SunGard Data Systems Inc.
9.13%, 08/15/13	$1,800,000	$1,852,500

		1,852,500

DIVERSIFIED FINANCIAL SERVICES – 3.96%
Ford Motor Credit Co.
9.75%, 09/15/10	1,800,000	1,775,070
Idearc Inc.
8.00%, 11/15/16	1,800,000	1,768,500

		3,543,570

ELECTRIC – 7.84%
Edison Mission Energy
7.00%, 05/15/17[b]	1,800,000	1,696,500
Mirant North America LLC
7.38%, 12/31/13	1,800,000	1,790,250
NRG Energy Inc.
7.38%, 02/01/16	1,800,000	1,770,000
Reliant Energy Inc.
7.88%, 06/15/17	1,800,000	1,752,750

		7,009,500

ENTERTAINMENT – 1.50%
Tropicana Entertainment LLC
9.63%, 12/15/14[b]	1,800,000	1,338,750

		1,338,750

ENVIRONMENTAL CONTROL – 1.95%
Allied Waste North America Inc.
6.88%, 06/01/17	1,800,000	1,741,499

		1,741,499

FOREST PRODUCTS & PAPER – 1.89%
Georgia-Pacific Corp.
7.13%, 01/15/17[b]	1,800,000	1,687,500

		1,687,500

HEALTH CARE - SERVICES – 7.42%
Community Health Systems Inc.
8.88%, 07/15/15[b]	1,845,000	1,840,388
DaVita Inc.
7.25%, 03/15/15	1,800,000	1,752,000
HCA Inc.
6.50%, 02/15/16	1,800,000	1,459,500

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2007

Security	Principal	Value
Tenet Healthcare Corp.
9.88%, 07/01/14	$1,800,000	$1,582,440

		6,634,328

HOME BUILDERS – 1.72%
KB Home
6.25%, 06/15/15[a]	1,800,000	1,537,191

		1,537,191

LODGING – 1.97%
MGM MIRAGE
7.50%, 06/01/16	1,800,000	1,759,500

		1,759,500

MACHINERY – 2.08%
Case New Holland Inc.
7.13%, 03/01/14	1,845,000	1,863,450

		1,863,450

MEDIA – 9.60%
Cablevision Systems Corp.
8.00%, 04/15/12	1,800,000	1,725,000
CCH I LLC
11.00%, 10/01/15	1,800,000	1,746,000
DIRECTV Holdings LLC
6.38%, 06/15/15	1,800,000	1,672,875
EchoStar DBS Corp.
6.63%, 10/01/14	1,800,000	1,731,375
Umbrella Acquisition Inc.
9.75%, 03/15/15[a,b]	1,800,000	1,709,100

		8,584,350

MINING – 2.15%
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	1,800,000	1,920,969

		1,920,969

OIL & GAS – 3.87%
Chesapeake Energy Corp.
6.50%, 08/15/17	1,800,000	1,703,250
Sabine Pass LNG LP
7.50%, 11/30/16[b]	1,800,000	1,757,250

		3,460,500

PACKAGING & CONTAINERS – 3.93%
Crown Americas LLC
7.75%, 11/15/15	1,800,000	1,806,000

Security	Principal	Value
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	$1,800,000	$1,710,000

		3,516,000

PIPELINES – 3.87%
Dynegy Holdings Inc.
7.75%, 06/01/19[b]	1,800,000	1,660,500
El Paso Corp.
7.00%, 06/15/17	1,800,000	1,799,856

		3,460,356

RETAIL – 3.63%
Dollar General Corp.
10.63%, 07/15/15[a,b]	1,845,000	1,642,050
Rite Aid Corp.
9.50%, 06/15/17[b]	1,800,000	1,607,625

		3,249,675

SEMICONDUCTORS – 1.85%
Freescale Semiconductor Inc.
8.88%, 12/15/14	1,800,000	1,656,000

		1,656,000

TELECOMMUNICATIONS – 12.26%
Dobson Cellular Systems Inc.
9.88%, 11/01/12	1,800,000	1,941,750
Intelsat Bermuda Ltd.
11.25%, 06/15/16[b]	1,800,000	1,875,600
Level 3 Financing Inc.
9.25%, 11/01/14	1,800,000	1,723,500
Qwest Communications International Inc.
7.50%, 02/15/14	1,800,000	1,757,250
West Corp.
9.50%, 10/15/14	1,800,000	1,793,250
Windstream Corp.
8.63%, 08/01/16	1,800,000	1,867,500

		10,958,850

TOTAL CORPORATE BONDS & NOTES (Cost: $90,916,630)		86,776,558

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.17%

MONEY MARKET FUNDS – 9.17%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.37%[c,d]	734,279	$734,279
BGI Cash Premier Fund LLC
5.47%[c,d,e]	7,462,000	7,462,000

		8,196,279

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,196,279)		8,196,279

TOTAL INVESTMENTS IN SECURITIES – 106.22% (Cost: $99,112,909)		94,972,837

Other Assets, Less Liabilities – (6.22)%		(5,560,986)

NET ASSETS – 100.00%		$89,411,851

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.31%

AUTO MANUFACTURERS – 0.97%
Daimlerchrysler N.A. Holding Corp.
5.75%, 09/08/11	$28,300,000	$28,595,480

		28,595,480

BANKS – 9.79%
Bank of America Corp.
5.38%, 08/15/11	29,715,000	29,752,590
Bank of America NA
5.30%, 03/15/17	28,300,000	27,131,351
Capital One Financial Corp.
5.70%, 09/15/11	29,715,000	29,144,026
6.15%, 09/01/16	29,715,000	28,067,898
HSBC Holdings PLC
6.50%, 05/02/36	29,715,000	30,103,582
Wachovia Bank N.A.
5.85%, 02/01/37	29,715,000	28,138,753
Wachovia Corp.
5.30%, 10/15/11	29,715,000	29,624,592
5.75%, 06/15/17	28,300,000	28,173,923
Wells Fargo & Co.
4.88%, 01/12/11	29,715,000	29,311,074
Wells Fargo Bank N.A.
5.75%, 05/16/16	28,300,000	28,315,565

		287,763,354

BEVERAGES – 1.03%
Diageo Finance BV
5.50%, 04/01/13	29,715,000	30,166,965

		30,166,965

BUILDING MATERIALS – 2.02%
CRH America Inc.
5.63%, 09/30/11	29,715,000	29,596,734
6.00%, 09/30/16	29,715,000	29,708,017

		59,304,751

COMMERCIAL SERVICES – 2.00%
Donnelley (R.R.) & Sons Co.
5.63%, 01/15/12	29,715,000	29,537,750
Western Union Co.
5.40%, 11/17/11	29,715,000	29,380,681

		58,918,431

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES – 31.96%
American Express Co.
6.15%, 08/28/17	$29,715,000	$29,937,268
American Express Credit Corp.
5.00%, 12/02/10	29,715,000	29,471,634
Bear Stearns Companies Inc. (The)
5.35%, 02/01/12	29,715,000	28,694,035
5.55%, 01/22/17	29,715,000	27,229,416
Caterpillar Financial Services Corp.
5.05%, 12/01/10	29,715,000	29,476,646
CIT Group Inc.
5.60%, 04/27/11	29,715,000	27,494,696
5.65%, 02/13/17	29,715,000	25,074,810
Citigroup Inc.
5.50%, 08/27/12	28,300,000	28,419,143
6.00%, 08/15/17	29,715,000	30,003,533
6.13%, 08/25/36	29,715,000	29,050,482
Countrywide Financial Corp.
5.80%, 06/07/12	28,300,000	25,501,130
Credit Suisse USA Inc.
5.50%, 08/16/11	28,300,000	28,522,721
General Electric Capital Corp.
5.00%, 12/01/10	28,300,000	28,172,207
5.40%, 02/15/17	29,715,000	29,366,592
6.15%, 08/07/37	29,715,000	29,944,400
General Electric Co.
5.00%, 02/01/13	28,300,000	27,995,421
Goldman Sachs Group Inc. (The)
5.30%, 02/14/12	28,300,000	27,897,291
5.63%, 01/15/17	28,300,000	26,943,015
HSBC Finance Corp.
5.50%, 01/19/16	29,715,000	28,542,440
5.90%, 06/19/12	28,300,000	28,318,819
International Lease Finance Corp.
5.30%, 05/01/12	28,300,000	27,897,595
JPMorgan Chase & Co.
5.60%, 06/01/11	29,715,000	29,957,481
6.13%, 06/27/17	29,715,000	30,144,679
Lehman Brothers Holdings Inc.
5.25%, 02/06/12	28,300,000	27,459,810
6.50%, 07/19/17	29,715,000	29,145,512

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	$28,300,000	$28,701,860
6.05%, 05/16/16	29,715,000	29,262,886
6.11%, 01/29/37	29,715,000	27,151,685
Morgan Stanley
5.45%, 01/09/17	29,715,000	28,451,629
5.63%, 01/09/12	29,715,000	29,721,218
ORIX Corp.
5.48%, 11/22/11	29,715,000	29,634,097
SLM Corp.
5.40%, 10/25/11	28,300,000	26,101,792
Toyota Motor Credit Corp.
5.45%, 05/18/11	29,715,000	30,015,062

		939,701,005

ELECTRIC – 1.99%
FPL Group Capital Inc.
5.63%, 09/01/11	29,715,000	29,956,826
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	29,715,000	28,512,731

		58,469,557

HEALTH CARE - SERVICES – 3.92%
UnitedHealth Group Inc.
5.25%, 03/15/11	29,715,000	29,731,386
WellPoint Inc.
5.00%, 01/15/11	29,715,000	29,348,911
5.88%, 06/15/17	28,300,000	28,426,214
6.38%, 06/15/37	28,300,000	27,814,127

		115,320,638

INSURANCE – 2.96%
American International Group Inc.
5.45%, 05/18/17	29,715,000	28,658,632
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	29,715,000	29,404,764
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	29,715,000	29,121,640

		87,185,036

MACHINERY – 0.98%
Caterpillar Inc.
6.05%, 08/15/36	29,715,000	28,872,283

		28,872,283

Security	Principal	Value

MEDIA – 7.02%
Comcast Corp.
5.45%, 11/15/10	$29,715,000	$29,895,624
6.30%, 11/15/17	28,300,000	28,497,251
6.95%, 08/15/37	29,715,000	30,206,189
Time Warner Inc.
5.50%, 11/15/11	29,715,000	29,560,779
Viacom Inc.
5.75%, 04/30/11	29,715,000	29,698,327
6.25%, 04/30/16	29,715,000	29,730,452
6.88%, 04/30/36	29,715,000	28,768,874

		206,357,496

MINING – 1.99%
BHP Billiton Finance Ltd.
5.13%, 03/29/12	29,715,000	29,588,266
5.40%, 03/29/17	29,715,000	29,006,991

		58,595,257

OIL & GAS – 4.99%
Anadarko Petroleum Corp.
5.95%, 09/15/16	29,715,000	29,296,361
6.45%, 09/15/36	29,715,000	28,863,517
Canadian Natural Resources Ltd.
6.25%, 03/15/38	31,130,000	29,994,845
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	28,300,000	28,271,989
Shell International Finance BV
5.63%, 06/27/11	29,715,000	30,208,706

		146,635,418

PHARMACEUTICALS – 5.90%
Abbott Laboratories
5.60%, 05/15/11	29,715,000	29,974,027
5.88%, 05/15/16	28,300,000	28,690,517
Bristol-Myers Squibb Co.
5.88%, 11/15/36	29,715,000	27,856,129
Wyeth
5.50%, 02/01/14	29,715,000	29,552,162
5.50%, 02/15/16	29,715,000	29,321,177
5.95%, 04/01/37	29,715,000	28,166,403

		173,560,415

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2007

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.96%
iStar Financial Inc.
5.95%, 10/15/13	$29,715,000	$28,138,322

		28,138,322

RETAIL – 6.64%
Federated Retail Holdings Inc.
5.35%, 03/15/12	29,715,000	29,367,755
Home Depot Inc.
5.25%, 12/16/13	29,715,000	28,527,440
5.40%, 03/01/16	29,715,000	27,853,950
5.88%, 12/16/36	29,715,000	25,152,410
Wal-Mart Stores Inc.
5.00%, 04/05/12	28,300,000	28,122,842
5.38%, 04/05/17	28,300,000	27,763,432
5.88%, 04/05/27	29,715,000	28,468,604

		195,256,433

SOFTWARE – 1.00%
Oracle Corp.
5.00%, 01/15/11	29,715,000	29,504,618

		29,504,618

TELECOMMUNICATIONS – 11.19%
AT&T Inc.
5.30%, 11/15/10	29,715,000	29,653,936
6.80%, 05/15/36	28,300,000	29,455,913
Cisco Systems Inc.
5.25%, 02/22/11	29,715,000	29,804,739
5.50%, 02/22/16	29,715,000	29,549,487
Embarq Corp.
6.74%, 06/01/13	29,715,000	30,872,548
8.00%, 06/01/36	29,715,000	30,644,040
Telecom Italia Capital SA
6.20%, 07/18/11	29,715,000	30,210,498
7.20%, 07/18/36	29,715,000	30,753,242
Verizon Communications Inc.
5.35%, 02/15/11	29,715,000	29,719,903
5.55%, 02/15/16	29,715,000	29,274,029
Verizon Global Funding Corp.
5.85%, 09/15/35	31,130,000	29,156,358

		329,094,693

TOTAL CORPORATE BONDS & NOTES (Cost: $2,909,881,332)		2,861,440,152

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.41%

MONEY MARKET FUNDS – 0.41%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.37%[a,b]	11,970,057	$11,970,057

		11,970,057

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,970,057)		11,970,057

TOTAL INVESTMENTS IN SECURITIES – 97.72% (Cost: $2,921,851,389)		2,873,410,209

Other Assets, Less Liabilities – 2.28%		67,009,862

NET ASSETS – 100.00%		$2,940,420,071

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2007

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$109,204,501	$48,818,277	$48,645,566	$78,753,906
Affiliated issuers (Note 2)	425,144	478,490	332,915	33,793,266

Total cost of investments	$109,629,645	$49,296,767	$48,978,481	$112,547,172

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$109,265,428	$48,724,065	$48,461,674	$79,227,523
Affiliated issuers (Note 2)	425,144	478,490	332,915	33,793,266

Total value of investments	109,690,572	49,202,555	48,794,589	113,020,789
Receivables:
Investment securities sold	4,852,375	1,198,159	874,303	708,780
Interest	1,459,860	718,921	796,312	749,809

Total Assets	116,002,807	51,119,635	50,465,204	114,479,378

LIABILITIES
Payables:
Investment securities purchased	5,735,694	1,534,320	1,002,767	1,254,088
Collateral for securities on loan (Note 5)	–	–	59,100	32,833,858
Investment advisory fees (Note 2)	18,672	6,645	7,200	13,373

Total Liabilities	5,754,366	1,540,965	1,069,067	34,101,319

NET ASSETS	$110,248,441	$49,578,670	$49,396,137	$80,378,059

Net assets consist of:
Paid-in capital	$110,162,639	$49,625,762	$49,531,175	$79,747,821
Undistributed net investment income	245,132	163,632	154,235	258,769
Accumulated net realized loss	(220,257)	(116,512)	(105,381)	(102,148)
Net unrealized appreciation (depreciation)	60,927	(94,212)	(183,892)	473,617

NET ASSETS	$110,248,441	$49,578,670	$49,396,137	$80,378,059

Shares outstanding[b]	1,100,000	500,000	500,000	800,000

Net asset value per share	$100.23	$99.16	$98.79	$100.47

[a]	Securities on loan with market values of $–, $–, $57,404 and $32,260,570, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2007

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund	Aggregate Bond Fund	$ High Yield Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$19,871,967	$67,139,679	$6,439,770,724	$90,916,630
Affiliated issuers (Note 2)	8,180,730	37,456,627	4,557,992,357	8,196,279

Total cost of investments	$28,052,697	$104,596,306	$10,997,763,081	$99,112,909

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$19,777,220	$67,423,551	$6,428,941,313	$86,776,558
Affiliated issuers (Note 2)	8,180,730	37,456,627	4,557,992,357	8,196,279

Total value of investments	27,957,950	104,880,178	10,986,933,670	94,972,837
Receivables:
Investment securities sold	163,232	39,500,822	253,347,749	5,293,463
Interest	229,042	403,040	65,272,673	1,933,676
Capital shares sold	–	10,011,185	–	–

Total Assets	28,350,224	154,795,225	11,305,554,092	102,199,976

LIABILITIES
Payables:
Investment securities purchased	335,159	84,813,222	2,665,209,791	5,280,975
Collateral for securities on loan (Note 5)	7,993,835	–	1,998,143,113	7,462,000
Investment advisory fees (Note 2)	4,124	12,633	1,107,919	45,150

Total Liabilities	8,333,118	84,825,855	4,664,460,823	12,788,125

NET ASSETS	$20,017,106	$69,969,370	$6,641,093,269	$89,411,851

Net assets consist of:
Paid-in capital	$20,201,321	$69,742,867	$6,702,363,553	$94,096,820
Undistributed net investment income	117,556	139,562	26,738,864	466,708
Accumulated net realized loss	(207,024)	(196,931)	(77,179,737)	(1,011,605)
Net unrealized appreciation (depreciation)	(94,747)	283,872	(10,829,411)	(4,140,072)

NET ASSETS	$20,017,106	$69,969,370	$6,641,093,269	$89,411,851

Shares outstanding[b]	200,000	700,000	66,900,000	900,000

Net asset value per share	$100.09	$99.96	$99.27	$99.35

[a]	Securities on loan with market values of $7,831,257, $–, $1,959,409,972 and $7,311,545, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2007

iShares iBoxx
$ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,909,881,332
Affiliated issuers (Note 2)	11,970,057

Total cost of investments	$2,921,851,389

Investments in securities, at value (Note 1):
Unaffiliated issuers	$2,861,440,152
Affiliated issuers (Note 2)	11,970,057

Total value of investments	2,873,410,209
Receivables:
Investment securities sold	292,289,278
Interest	40,471,593

Total Assets	3,206,171,080

LIABILITIES
Payables:
Investment securities purchased	265,379,534
Investment advisory fees (Note 2)	371,475

Total Liabilities	265,751,009

NET ASSETS	$2,940,420,071

Net assets consist of:
Paid-in capital	$3,090,209,611
Undistributed net investment income	12,910,474
Accumulated net realized loss	(114,258,834)
Net unrealized depreciation	(48,441,180)

NET ASSETS	$2,940,420,071

Shares outstanding[a]	28,300,000

Net asset value per share	$103.90

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2007

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,620,669	$682,241	$727,824	$1,259,963
Interest from affiliated issuers (Note 2)	9,681	3,987	4,179	2,949
Securities lending income from unaffiliated issuers	–	5	11	1,614
Securities lending income from affiliated issuers (Note 2)	12	41	30	15,302

Total investment income	1,630,362	686,274	732,044	1,279,828

EXPENSES
Investment advisory fees (Note 2)	64,158	25,948	26,697	51,319

Total expenses	64,158	25,948	26,697	51,319

Net investment income	1,566,204	660,326	705,347	1,228,509

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(221,774)	(102,924)	(85,177)	(96,590)

Net realized loss	(221,774)	(102,924)	(85,177)	(96,590)

Net change in unrealized appreciation (depreciation)	16,550	(191,956)	(315,183)	402,072

Net realized and unrealized gain (loss)	(205,224)	(294,880)	(400,360)	305,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,360,980	$365,446	$304,987	$1,533,991

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2007

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund[a]	Aggregate Bond Fund	$ High Yield Corporate Bond Fund[b]

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,066,517	$92,383	$96,164,786	$2,360,211
Interest from affiliated issuers (Note 2)	4,426	691,593	58,368,771	18,545
Securities lending income from unaffiliated issuers	1,083	–	123,449	–
Securities lending income from affiliated issuers (Note 2)	8,926	–	627,632	6,051

Total investment income	1,080,952	783,976	155,284,638	2,384,807

EXPENSES
Investment advisory fees (Note 2)	40,995	37,704	6,030,713	155,426

Total expenses	40,995	37,704	6,030,713	155,426

Net investment income	1,039,957	746,272	149,253,925	2,229,381

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(26,005)	(196,931)	(39,164,153)	(720,971)
In-kind redemptions	(155,857)	–	–	(290,634)

Net realized loss	(181,862)	(196,931)	(39,164,153)	(1,011,605)

Net change in unrealized appreciation (depreciation)	(201,128)	283,872	(26,196,869)	(4,140,072)

Net realized and unrealized gain (loss)	(382,990)	86,941	(65,361,022)	(5,151,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$656,967	$833,213	$83,892,903	$(2,922,296)

[a]	For the period from March 13, 2007 (commencement of operations) to August 31, 2007.
[b]	For the period from April 4, 2007 (commencement of operations) to August 31, 2007.

See notes to financial statements.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2007

iShares iBoxx
$ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$82,149,206
Interest from affiliated issuers (Note 2)	279,206
Securities lending income from affiliated issuers (Note 2)	41

Total investment income	82,428,453

EXPENSES
Investment advisory fees (Note 2)	2,209,301

Total expenses	2,209,301

Net investment income	80,219,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(28,509,035)
In-kind redemptions	(236,912)

Net realized loss	(28,745,947)

Net change in unrealized appreciation (depreciation)	(85,307,983)

Net realized and unrealized loss	(114,053,930)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,834,778)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1 - 3 Year Credit Bond Fund		iShares Lehman Intermediate Credit Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,566,204	$164,075	$660,326	$179,436
Net realized loss	(221,774)	(7,600)	(102,924)	(62,664)
Net change in unrealized appreciation (depreciation)	16,550	44,377	(191,956)	97,744

Net increase in net assets resulting from operations	1,360,980	200,852	365,446	214,516

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,427,967)	(57,180)	(617,390)	(58,639)

Total distributions to shareholders	(1,427,967)	(57,180)	(617,390)	(58,639)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,163,538	30,027,794	29,597,511	30,046,668
Cost of shares redeemed	–	(10,019,576)	–	(9,969,442)

Net increase in net assets from capital share transactions	90,163,538	20,008,218	29,597,511	20,077,226

INCREASE IN NET ASSETS	90,096,551	20,151,890	29,345,567	20,233,103

NET ASSETS
Beginning of period	20,151,890	–	20,233,103	–

End of period	$110,248,441	$20,151,890	$49,578,670	$20,233,103

Undistributed net investment income included in net assets at end of period	$245,132	$106,895	$163,632	$120,696

SHARES ISSUED AND REDEEMED
Shares sold	900,000	300,000	300,000	300,000
Shares redeemed	–	(100,000)	–	(100,000)

Net increase in shares outstanding	900,000	200,000	300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Credit Bond Fund		iShares Lehman Intermediate Government/Credit Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$705,347	$183,989	$1,228,509	$162,925
Net realized loss	(85,177)	(46,061)	(96,590)	(33,181)
Net change in unrealized appreciation (depreciation)	(315,183)	131,291	402,072	71,545

Net increase in net assets resulting from operations	304,987	269,219	1,533,991	201,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(675,265)	(59,763)	(1,077,425)	(55,197)

Total distributions to shareholders	(675,265)	(59,763)	(1,077,425)	(55,197)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,416,442	30,152,226	59,760,157	29,992,367
Cost of shares redeemed	–	(10,011,709)	–	(9,977,123)

Net increase in net assets from capital share transactions	29,416,442	20,140,517	59,760,157	20,015,244

INCREASE IN NET ASSETS	29,046,164	20,349,973	60,216,723	20,161,336

NET ASSETS
Beginning of period	20,349,973	–	20,161,336	–

End of period	$49,396,137	$20,349,973	$80,378,059	$20,161,336

Undistributed net investment income included in net assets at end of period	$154,235	$124,153	$258,769	$107,685

SHARES ISSUED AND REDEEMED
Shares sold	300,000	300,000	600,000	300,000
Shares redeemed	–	(100,000)	–	(100,000)

Net increase in shares outstanding	300,000	200,000	600,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Government/Credit Bond Fund		iShares Lehman MBS Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Period from March 13, 2007[a] to August 31, 2007 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,039,957	$205,356	$746,272
Net realized gain (loss)	(181,862)	63,064	(196,931)
Net change in unrealized appreciation (depreciation)	(201,128)	106,381	283,872

Net increase in net assets resulting from operations	656,967	374,801	833,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,051,280)	(76,298)	(606,710)

Total distributions to shareholders	(1,051,280)	(76,298)	(606,710)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,309,777	30,051,296	69,742,867
Cost of shares redeemed	(69,131,557)	(10,116,600)	–

Net increase in net assets from capital share transactions	178,220	19,934,696	69,742,867

INCREASE (DECREASE) IN NET ASSETS	(216,093)	20,233,199	69,969,370

NET ASSETS
Beginning of period	20,233,199	–	–

End of period	$20,017,106	$20,233,199	$69,969,370

Undistributed net investment income included in net assets at end of period	$117,556	$128,879	$139,562

SHARES ISSUED AND REDEEMED
Shares sold	700,000	300,000	700,000
Shares redeemed	(700,000)	(100,000)	–

Net increase in shares outstanding	–	200,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Aggregate Bond Fund		iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007	Period from April 4, 2007[a] to August 31, 2007 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$149,253,925	$192,342,544	$2,229,381
Net realized gain (loss)	(39,164,153)	1,310,436	(1,011,605)
Net change in unrealized appreciation (depreciation)	(26,196,869)	38,651,909	(4,140,072)

Net increase (decrease) in net assets resulting from operations	83,892,903	232,304,889	(2,922,296)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(145,838,142)	(188,178,271)	(1,762,673)

Total distributions to shareholders	(145,838,142)	(188,178,271)	(1,762,673)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,306,214,873	2,259,945,036	113,974,262
Cost of shares redeemed	–	(49,792,479)	(19,877,442)

Net increase in net assets from capital share transactions	1,306,214,873	2,210,152,557	94,096,820

INCREASE IN NET ASSETS	1,244,269,634	2,254,279,175	89,411,851

NET ASSETS
Beginning of period	5,396,823,635	3,142,544,460	–

End of period	$6,641,093,269	$5,396,823,635	$89,411,851

Undistributed net investment income included in net assets at end of period	$26,738,864	$23,323,081	$466,708

SHARES ISSUED AND REDEEMED
Shares sold	13,200,000	22,800,000	1,100,000
Shares redeemed	–	(500,000)	(200,000)

Net increase in shares outstanding	13,200,000	22,300,000	900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$80,219,152	$133,611,469
Net realized loss	(28,745,947)	(58,384,026)
Net change in unrealized appreciation (depreciation)	(85,307,983)	83,392,049

Net increase (decrease) in net assets resulting from operations	(33,834,778)	158,619,492

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(80,243,751)	(130,100,158)

Total distributions to shareholders	(80,243,751)	(130,100,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	285,190,999	475,037,781
Cost of shares redeemed	(103,598,250)	(32,029,595)

Net increase in net assets from capital share transactions	181,592,749	443,008,186

INCREASE IN NET ASSETS	67,514,220	471,527,520

NET ASSETS
Beginning of period	2,872,905,851	2,401,378,331

End of period	$2,940,420,071	$2,872,905,851

Undistributed net investment income included in net assets at end of period	$12,910,474	$12,935,073

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	4,500,000
Shares redeemed	(1,000,000)	(300,000)

Net increase in shares outstanding	1,700,000	4,200,000

See notes to financial statements.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman 1 - 3 Year Credit Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.76	$100.08

Income from investment operations:
Net investment income[b]	2.46	0.69
Net realized and unrealized gain (loss)[c]	(0.56)	0.28

Total from investment operations	1.90	0.97

Less distributions from:
Net investment income	(2.43)	(0.29)

Total distributions	(2.43)	(0.29)

Net asset value, end of period	$100.23	$100.76

Total return	1.93%[d]	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,248	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.88%	4.67%
Portfolio turnover rate[f]	42%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman Intermediate Credit Bond Fund

	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.17	$100.19

Income from investment operations:
Net investment income[b]	2.54	0.76
Net realized and unrealized gain (loss)[c]	(1.92)	0.51

Total from investment operations	0.62	1.27

Less distributions from:
Net investment income	(2.63)	(0.29)

Total distributions	(2.63)	(0.29)

Net asset value, end of period	$99.16	$101.17

Total return	0.65%[d]	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,579	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.09%	5.16%
Portfolio turnover rate[f]	21%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman Credit Bond Fund

	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5,2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.75	$100.57

Income from investment operations:
Net investment income[b]	2.63	0.83
Net realized and unrealized gain (loss)[c]	(2.90)	0.65

Total from investment operations	(0.27)	1.48

Less distributions from:
Net investment income	(2.69)	(0.30)

Total distributions	(2.69)	(0.30)

Net asset value, end of period	$98.79	$101.75

Total return	(0.24)%[d]	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,396	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.28%	5.58%
Portfolio turnover rate[f]	19%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman Intermediate Government/Credit Bond Fund

	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.81	$100.00

Income from investment operations:
Net investment income[b]	2.40	0.69
Net realized and unrealized gain (loss)[c]	(0.37)	0.40

Total from investment operations	2.03	1.09

Less distributions from:
Net investment income	(2.37)	(0.28)

Total distributions	(2.37)	(0.28)

Net asset value, end of period	$100.47	$100.81

Total return	2.07%[d]	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,378	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.79%	4.65%
Portfolio turnover rate[f]	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman Government/Credit Bond Fund

	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.17	$100.23

Income from investment operations:
Net investment income[b]	2.52	0.72
Net realized and unrealized gain (loss)[c]	(1.09)	0.47

Total from investment operations	1.43	1.19

Less distributions from:
Net investment income	(2.51)	(0.25)

Total distributions	(2.51)	(0.25)

Net asset value, end of period	$100.09	$101.17

Total return	1.45%[d]	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,017	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.07%	4.84%
Portfolio turnover rate[f]	23%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Lehman MBS Bond Fund

Period from Mar. 13, 2007[a] to Aug. 31, 2007 (Unaudited)

Net asset value, beginning of period	$100.96

Income from investment operations:
Net investment income[b]	2.30
Net realized and unrealized loss[c]	(1.34)

Total from investment operations	0.96

Less distributions from:
Net investment income	(1.96)

Total distributions	(1.96)

Net asset value, end of period	$99.96

Total return	0.98%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,969
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	4.95%
Portfolio turnover rate[f,g]	697%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate includes to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$100.50	$100.08	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	2.46 [b]	4.71 [b]	3.83	3.73	1.12
Net realized and unrealized gain (loss)[c]	(1.24)	0.41	(1.32)	(1.62)	2.34

Total from investment operations	1.22	5.12	2.51	2.11	3.46

Less distributions from:
Net investment income	(2.45)	(4.70)	(4.15)	(3.57)	(1.20)

Total distributions	(2.45)	(4.70)	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$99.27	$100.50	$100.08	$101.72	$103.18

Total return	1.24%[d]	5.31%	2.53%	2.11%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,641,093	$5,396,824	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.95%	4.76%	3.89%	2.90%	2.47%
Portfolio turnover rate[f,g]	210%	483%	456%	457%	165%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBoxx $ High Yield Corporate Bond Fund
Period from Apr. 4, 2007[a] to Aug. 31, 2007 (Unaudited)

Net asset value, beginning of period	$103.03

Income from investment operations:
Net investment income[b]	2.95
Net realized and unrealized loss[c]	(4.52)

Total from investment operations	(1.57)

Less distributions from:
Net investment income	(2.11)

Total distributions	(2.11)

Net asset value, end of period	$99.35

Total return	(1.54)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,412
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	7.17%
Portfolio turnover rate[f]	48%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$108.00	$107.20	$111.08	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	2.88 [b]	5.54 [b]	5.15	5.18	5.35	3.24
Net realized and unrealized gain (loss)[c]	(4.10)	0.68	(3.92)	(1.70)	2.44	7.12

Total from investment operations	(1.22)	6.22	1.23	3.48	7.79	10.36

Less distributions from:
Net investment income	(2.88)	(5.42)	(5.11)	(5.18)	(5.38)	(2.93)
Net realized gain	–	–	–	–	(0.09)[d]	–

Total distributions	(2.88)	(5.42)	(5.11)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$103.90	$108.00	$107.20	$111.08	$112.78	$110.46

Total return	(1.12)%[e]	6.03%	1.12%	3.24%	7.29%	10.22%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,940,420	$2,872,906	$2,401,378	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	5.45%	5.26%	4.75%	4.71%	4.83%	5.38%
Portfolio turnover rate[g]	39%	89%	71%	32%	0%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2007, the Trust offered 111 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1 - 3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Bond Fund (formerly known as the iShares Lehman MBS Fixed-Rate Bond Fund), iShares Lehman Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares Lehman MBS Bond Fund and the iShares iBoxx $ High Yield Corporate Bond Fund commenced operations on March 13, 2007 and April 4, 2007, respectively.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Lehman Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2007.

The Funds had tax basis net capital loss carryforwards as of February 28, 2007, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Total
Lehman Aggregate	$1,089,293	$4,420,413	$16,516,253	$22,025,959
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	80,364,660

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1 - 3 Year Credit	$109,642,331	$312,659	$(264,418)	$48,241
Lehman Intermediate Credit	49,340,175	91,870	(229,490)	(137,620)
Lehman Credit	49,005,033	107,554	(317,998)	(210,444)
Lehman Intermediate Government/Credit	112,587,041	648,941	(215,193)	433,748
Lehman Government/Credit	28,053,324	88,535	(183,909)	(95,374)
Lehman MBS	104,605,756	292,663	(18,241)	274,422
Lehman Aggregate	11,011,276,772	12,175,617	(36,518,719)	(24,343,102)
iBoxx $ High Yield Corporate	99,112,909	113,509	(4,253,581)	(4,140,072)
iBoxx $ Investment Grade Corporate	2,921,443,221	8,146,417	(56,179,429)	(48,033,012)

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate and iShares Lehman MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1 - 3 Year Credit	0.20%
Lehman Intermediate Credit	0.20
Lehman Credit	0.20
Lehman Intermediate Government/Credit	0.20
Lehman Government/Credit	0.20

iShares Bond Fund	Investment Advisory Fee
Lehman MBS	0.25%
Lehman Aggregate	0.20
iBoxx $ High Yield Corporate	0.50
iBoxx $ Investment Grade Corporate	0.15

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2007, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1 - 3 Year Credit	$12
Lehman Intermediate Credit	46
Lehman Credit	41
Lehman Intermediate Government/Credit	16,916

iShares Bond Fund	Securities Lending Agent Fees
Lehman Government/Credit	$10,009
Lehman Aggregate	751,081
iBoxx $ High Yield Corporate	6,051
iBoxx $ Investment Grade Corporate	41

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

“Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of August 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2007 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1 - 3 Year Credit	$–	$–	$28,023,888	$26,949,677
Lehman Intermediate Credit	–	–	5,868,582	5,493,894
Lehman Credit	–	–	5,555,595	5,272,722
Lehman Intermediate Government/Credit	9,928,323	8,810,099	2,615,404	3,074,475
Lehman Government/Credit	7,325,497	7,254,202	1,704,941	1,405,648
Lehman MBS	291,610,560	224,273,950	–	–
Lehman Aggregate	12,515,487,129	12,041,791,726	248,671,763	357,764,881
iBoxx $ High Yield Corporate	–	–	31,563,268	31,532,881
iBoxx $ Investment Grade Corporate	–	–	1,131,497,092	1,150,577,402

In-kind transactions (See Note 4) for the six months ended August 31, 2007 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1 - 3 Year Credit	$88,475,938	$–
Lehman Intermediate Credit	29,103,136	–
Lehman Credit	28,839,376	–
Lehman Intermediate Government/Credit	58,712,644	–
Lehman Government/Credit	67,859,819	67,827,382
Lehman Aggregate	806,987,642	–
iBoxx $ High Yield Corporate	111,249,859	19,306,509
iBoxx $ Investment Grade Corporate	280,328,224	101,960,608

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate and iShares Lehman MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended August 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2007, management has evaluated the

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Lehman Aggregate Bond Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Lehman 1 - 3 Year Credit Bond, iShares Lehman Intermediate Credit Bond, iShares Lehman Credit Bond, iShares Lehman MBS Bond, iShares iBoxx $ High Yield Corporate Bond and the iShares iBoxx $ Investment Grade Corporate Bond Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since the irrespective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for all of the Funds except for the iShares Lehman 1 - 3 Year Credit Bond, iShares Lehman Intermediate Credit Bond, iShares Lehman Credit Bond, iShares Lehman MBS Bond, iShares iBoxx $ High Yield Corporate Bond and the iShares iBoxx $ Investment Grade Corporate Bond Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Funds. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-053-10007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of August 31, 2007

	Cumulative Total Returns
	Inception to 8/31/07

iSHARES BOND FUND	NAV	MARKET	INDEX

Lehman Short Treasury	3.46%	3.53%	3.51%
Lehman 3 - 7 Year Treasury	4.53%	4.76%	4.56%
Lehman 10 - 20 Year Treasury	3.11%	3.18%	3.15%

	Average Annual Total Returns
	Year Ended 8/31/07			Five Years Ended 8/31/07			Inception to 8/31/07

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman 1 - 3 Year Treasury	5.51%	5.57%	5.57%	2.73%	2.73%	2.84%	2.78%	2.80%	2.90%
Lehman 7 - 10 Year Treasury	6.35%	6.60%	6.41%	4.02%	4.03%	3.99%	4.49%	4.54%	4.46%
Lehman 20+ Year Treasury	5.57%	5.58%	5.64%	5.39%	5.34%	5.48%	6.30%	6.30%	6.38%
Lehman TIPS	3.62%	3.62%	3.76%	–	–	–	4.44%	4.46%	4.64%

	Cumulative Total Returns
	Year Ended 8/31/07			Five Years Ended 8/31/07			Inception to 8/31/07

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman 1 - 3 Year Treasury	5.51%	5.57%	5.57%	14.39%	14.41%	15.02%	15.03%	15.18%	15.75%
Lehman 7 - 10 Year Treasury	6.35%	6.60%	6.41%	21.81%	21.84%	21.58%	25.19%	25.51%	24.97%
Lehman 20+ Year Treasury	5.57%	5.58%	5.64%	30.04%	29.71%	30.55%	36.63%	36.64%	37.14%
Lehman TIPS	3.62%	3.62%	3.76%	–	–	–	17.68%	17.75%	18.49%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury, and iShares Lehman 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury, and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (7/26/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury, and iShares Lehman 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury, and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 2.71%, while the Index returned 2.76% .

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.71%

Short-Term and Other Net Assets	1.29

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.25%, 10/31/07	23.48%

U.S. Treasury Notes, 4.38%, 01/31/08	16.92

U.S. Treasury Notes, 4.38%, 12/31/07	13.17

U.S. Treasury Notes, 3.00%, 11/15/07	12.73

U.S. Treasury Notes, 3.75%, 05/15/08	12.33

TOTAL	78.63%

The iShares Lehman 1 - 3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1 - 3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 3.03%, while the Index returned 3.04% .

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.58%

Short-Term and Other Net Assets	1.42

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 08/15/09	7.00%

U.S. Treasury Notes, 4.50%, 05/15/10	6.71

U.S. Treasury Notes, 4.63%, 09/30/08	5.20

U.S. Treasury Notes, 4.75%, 02/15/10	5.00

U.S. Treasury Notes, 3.88%, 07/15/10	4.74

TOTAL	28.65%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 3 - 7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 3 - 7 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 3.32%, while the Index returned 3.34%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.62%

Short-Term and Other Net Assets	1.38

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 04/30/11	20.13%

U.S. Treasury Notes, 4.88%, 02/15/12	16.10

U.S. Treasury Notes, 3.63%, 05/15/13	13.83

U.S. Treasury Notes, 4.25%, 11/15/13	10.35

U.S. Treasury Notes, 4.63%, 08/31/11	8.94

TOTAL	69.35%

The iShares Lehman 7 - 10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund and the Index both returned 2.80%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.73%

Short-Term and Other Net Assets	1.27

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.13%, 05/15/15	16.58%

U.S. Treasury Bonds, 11.25%, 02/15/15	15.11

U.S. Treasury Notes, 4.88%, 08/15/16	10.79

U.S. Treasury Notes, 4.50%, 05/15/17	10.76

U.S. Treasury Notes, 4.63%, 11/15/16	7.83

TOTAL	61.07%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 10 - 20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 10 - 20 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 1.69%, while the Index returned 1.71% .

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.72%

Short-Term and Other Net Assets	1.28

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Bonds, 8.88%, 02/15/19	27.23%

U.S. Treasury Bonds, 7.88%, 02/15/21	18.76

U.S. Treasury Bonds, 6.50%, 11/15/26	14.77

U.S. Treasury Bonds, 7.50%, 11/15/24	12.89

U.S. Treasury Bonds, 6.00%, 02/15/26	10.87

TOTAL	84.52%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 0.76%, while the Index returned 0.77% .

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.81%

Short-Term and Other Net Assets	1.19

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.50%, 02/15/36	16.11%

U.S. Treasury Bonds, 6.13%, 11/15/27	13.84

U.S. Treasury Bonds, 6.25%, 05/15/30	13.09

U.S. Treasury Bonds, 5.38%, 02/15/31	11.04

U.S. Treasury Bonds, 4.75%, 02/15/37	8.74

TOTAL	62.82%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six months ended August 31, 2007, the Fund returned 2.55%, while the Index returned 2.62%.

PORTFOLIO ALLOCATION As of 8/31/07
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.02%

Short-Term and Other Net Assets	0.98

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/07
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds,
2.38%, 01/15/25	7.06%

U.S. Treasury Inflation-Indexed Bonds,
3.88%, 04/15/29	6.84

U.S. Treasury Inflation-Indexed Bonds,
0.88%, 04/15/10	6.53

U.S. Treasury Inflation-Indexed Bonds,
3.00%, 07/15/12	6.11

U.S. Treasury Inflation-Indexed Bonds,
1.88%, 07/15/13	6.00

TOTAL	32.54%

FUND PERFORMANCE OVERVIEWS	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/07 to 8/31/07)
Lehman Short Treasury
Actual	$ 1,000.00	$ 1,027.10	0.15%	$ 0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76
Lehman 1 - 3 Year Treasury
Actual	1,000.00	1,030.30	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76
Lehman 3 - 7 Year Treasury
Actual	1,000.00	1,033.20	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76
Lehman 7 - 10 Year Treasury
Actual	1,000.00	1,028.00	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/07 to 8/31/07)
Lehman 10 - 20 Year Treasury
Actual	$1,000.00	$1,016.90	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76
Lehman 20+ Year Treasury
Actual	1,000.00	1,007.60	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76
Lehman TIPS
Actual	1,000.00	1,025.50	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

August 31, 2007

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.71%
U.S. Treasury Notes
3.00%, 11/15/07[a]	$57,400,000	$57,278,886
3.75%, 05/15/08[a]	55,760,000	55,470,050
4.00%, 09/30/07[a]	12,710,000	12,709,492
4.13%, 08/15/08	30,750,000	30,657,442
4.25%, 10/31/07	105,616,000	105,652,970
4.25%, 11/30/07[a]	20,500,000	20,513,532
4.38%, 12/31/07[a]	59,245,000	59,279,953
4.38%, 01/31/08[a]	76,137,000	76,157,557
4.63%, 02/29/08[a]	26,445,000	26,483,344

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $443,377,031)		444,203,226

SHORT-TERM INVESTMENTS – 46.27%

MONEY MARKET FUNDS – 46.27%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	763,137	763,137
BGI Cash Premier Fund LLC 5.47%[b,c,d]	207,468,468	207,468,468

		208,231,605

TOTAL SHORT-TERM INVESTMENTS (Cost: $208,231,605)		208,231,605

TOTAL INVESTMENTS IN SECURITIES – 144.98% (Cost: $651,608,636)		652,434,831

Other Assets, Less Liabilities – (44.98)%		(202,411,253)

NET ASSETS – 100.00%		$450,023,578

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1 - 3 YEAR TREASURY BOND FUND

August 31, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.58%
U.S. Treasury Notes
2.63%, 03/15/09[a]	$325,600,000	$317,902,822
3.13%, 09/15/08[a]	210,900,000	208,742,487
3.13%, 10/15/08[a]	194,250,000	191,845,187
3.13%, 04/15/09[a]	138,750,000	136,403,735
3.25%, 01/15/09[a]	329,300,000	325,183,750
3.38%, 12/15/08[a]	203,500,000	201,304,231
3.38%, 09/15/09	83,250,000	81,982,100
3.38%, 10/15/09[a]	90,650,000	89,186,911
3.50%, 08/15/09[a]	234,025,000	230,928,854
3.50%, 12/15/09[a]	92,500,000	91,149,501
3.63%, 07/15/09[a]	168,350,000	166,656,404
3.63%, 01/15/10[a]	171,125,000	168,965,401
3.88%, 07/15/10[a]	357,975,000	355,361,772
4.00%, 06/15/09[a]	255,300,000	254,329,867
4.00%, 03/15/10	166,500,000	165,774,065
4.00%, 04/15/10[a]	148,925,000	148,250,365
4.38%, 11/15/08	157,250,000	157,430,834
4.50%, 02/15/09[a]	290,450,000	291,542,089
4.50%, 03/31/09[a]	340,400,000	341,792,226
4.50%, 04/30/09[a]	296,000,000	297,314,219
4.50%, 05/15/10[a]	498,575,000	502,782,983
4.63%, 09/30/08[a]	388,500,000	389,774,292
4.63%, 11/15/09[a]	277,500,000	280,000,256
4.75%, 11/15/08	324,675,000	326,476,946
4.75%, 12/31/08	138,750,000	139,625,508
4.75%, 02/15/10[a]	370,000,000	374,710,111
4.88%, 10/31/08[a]	106,375,000	107,072,818
4.88%, 05/15/09[a]	323,750,000	327,207,628
4.88%, 08/15/09[a]	518,000,000	524,345,453
6.50%, 02/15/10[a]	184,075,000	193,770,227

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,327,840,512)		7,387,813,042

Security	Shares	Value
SHORT-TERM INVESTMENTS – 44.66%
MONEY MARKET FUNDS – 44.66%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	49,308,727	$49,308,727
BGI Cash Premier Fund LLC 5.47%[b,c,d]	3,297,964,058	3,297,964,058

		3,347,272,785

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,347,272,785)		3,347,272,785

TOTAL INVESTMENTS IN SECURITIES – 143.24% (Cost: $10,675,113,297)		10,735,085,827

Other Assets, Less Liabilities – (43.24)%		(3,240,810,003)

NET ASSETS – 100.00%		$7,494,275,824

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 3 - 7 YEAR TREASURY BOND FUND

August 31, 2007

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.62%
U.S. Treasury Notes
3.63%, 05/15/13[a]	$20,440,000	$19,756,077
4.25%, 01/15/11[a]	8,988,000	9,003,639
4.25%, 11/15/13[a]	14,854,000	14,791,317
4.50%, 11/15/10[a]	8,400,000	8,478,120
4.63%, 08/31/11[a]	12,600,000	12,779,172
4.63%, 10/31/11	10,248,000	10,395,468
4.63%, 07/31/12	7,112,000	7,221,454
4.75%, 05/31/12	2,100,000	2,142,651
4.75%, 05/15/14[a]	4,480,000	4,580,084
4.88%, 04/30/11[a]	28,140,000	28,758,237
4.88%, 02/15/12[a]	22,400,000	23,004,799

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $139,012,478)		140,911,018

SHORT-TERM INVESTMENTS – 46.81%

MONEY MARKET FUNDS – 46.81%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	1,336,453	1,336,453
BGI Cash Premier Fund LLC 5.47%[b,c,d]	65,551,817	65,551,817

		66,888,270

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,888,270)		66,888,270

TOTAL INVESTMENTS IN SECURITIES – 145.43% (Cost: $205,900,748)		207,799,288

Other Assets, Less Liabilities – (45.43)%		(64,916,176)

NET ASSETS – 100.00%		$142,883,112

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7 - 10 YEAR TREASURY BOND FUND

August 31, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.73%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$71,630,000	$85,380,094
9.25%, 02/15/16[a]	116,000,000	154,231,272
9.88%, 11/15/15[a]	23,200,000	31,654,544
11.25%, 02/15/15[a]	257,810,000	367,649,940
U.S. Treasury Notes
4.13%, 05/15/15[a]	412,380,000	403,361,266
4.25%, 11/15/14[a]	117,740,000	116,543,763
4.50%, 11/15/15[a]	38,280,000	38,315,981
4.50%, 02/15/16[a]	118,900,000	118,973,723
4.50%, 05/15/17[a]	262,740,000	261,662,756
4.63%, 11/15/16[a]	189,080,000	190,401,663
4.63%, 02/15/17[a]	115,420,000	116,115,979
4.75%, 08/15/17	152,830,000	155,169,814
4.88%, 08/15/16[a]	256,070,000	262,533,232
5.13%, 05/15/16[a]	95,700,000	99,830,406

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,377,986,519)		2,401,824,433

Security	Shares	Value
SHORT-TERM INVESTMENTS – 47.72%
MONEY MARKET FUNDS – 47.72%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	36,687,517	$36,687,517
BGI Cash Premier Fund LLC 5.47%[b,c,d]	1,124,350,295	1,124,350,295

		1,161,037,812

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,161,037,812)		1,161,037,812

TOTAL INVESTMENTS IN SECURITIES – 146.45% (Cost: $3,539,024,331)		3,562,862,245

Other Assets, Less Liabilities – (46.45)%		(1,130,115,540)

NET ASSETS – 100.00%		$2,432,746,705

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 10 - 20 YEAR TREASURY BOND FUND

August 31, 2007

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.72%
U.S. Treasury Bonds
6.00%, 02/15/26[a]	$3,872,000	$4,395,766
6.25%, 08/15/23	1,600,000	1,840,496
6.50%, 11/15/26[a]	4,976,000	5,976,773
7.50%, 11/15/24[a]	4,000,000	5,216,360
7.88%, 02/15/21	5,840,000	7,591,007
8.00%, 11/15/21	2,952,000	3,902,544
8.88%, 02/15/19[a]	8,084,000	11,017,764

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $39,735,718)
		39,940,710
SHORT-TERM INVESTMENTS – 47.97%
MONEY MARKET FUNDS – 47.97%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	780,866	780,866
BGI Cash Premier Fund LLC 5.47%[b,c,d]	18,626,745	18,626,745

		19,407,611

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,407,611)		19,407,611

TOTAL INVESTMENTS IN SECURITIES – 146.69% (Cost: $59,143,329)		59,348,321

Other Assets, Less Liabilities – (46.69)%		(18,889,118)

NET ASSETS – 100.00%		$40,459,203

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2007

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.81%
U.S. Treasury Bonds
4.50%, 02/15/36[a]	$276,147,000	$261,834,304
4.75%, 02/15/37[a]	144,021,000	142,112,726
5.00%, 05/15/37	107,238,000	110,052,998
5.25%, 11/15/28[a]	77,775,000	81,732,190
5.25%, 02/15/29	131,211,000	137,830,592
5.38%, 02/15/31[a]	167,445,000	179,546,233
5.50%, 08/15/28[a]	120,048,000	129,936,362
6.13%, 11/15/27[a]	193,980,000	225,057,544
6.13%, 08/15/29	107,421,000	125,554,743
6.25%, 05/15/30[a]	178,791,000	212,836,382

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,651,286,871)		1,606,494,074

SHORT-TERM INVESTMENTS – 45.67%
MONEY MARKET FUNDS – 45.67%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	29,569,707	29,569,707
BGI Cash Premier Fund LLC 5.47%[b,c,d]	712,951,719	712,951,719

		742,521,426

TOTAL SHORT-TERM INVESTMENTS (Cost: $742,521,426)		742,521,426

TOTAL INVESTMENTS IN SECURITIES – 144.48% (Cost: $2,393,808,297)		2,349,015,500

Other Assets, Less Liabilities – (44.48)%		(723,143,618)

NET ASSETS – 100.00%		$1,625,871,882

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2007

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.02%
U.S. Treasury Inflation-Indexed Bonds
0.88%, 04/15/10[a]	$305,949,285	$292,664,967
1.63%, 01/15/15	244,576,552	231,721,609
1.88%, 07/15/13[a]	275,379,343	268,684,872
1.88%, 07/15/15[a]	191,222,412	184,382,386
2.00%, 04/15/12[a]	68,224,215	67,162,646
2.00%, 01/15/14[a]	268,728,735	262,513,039
2.00%, 07/15/14[a]	249,224,016	243,648,875
2.00%, 01/15/16[a]	187,865,119	182,251,709
2.00%, 01/15/26[a]	192,980,258	181,079,165
2.38%, 04/15/11	218,545,544	218,119,380
2.38%, 01/15/17[a]	171,623,738	171,501,885
2.38%, 01/15/25	318,262,497	316,200,155
2.38%, 01/15/27[a]	122,653,764	122,126,353
2.50%, 07/15/16	178,234,715	180,255,897
2.63%, 07/15/17	66,796,869	68,402,666
3.00%, 07/15/12[a]	264,871,773	273,633,731
3.38%, 01/15/12[a]	89,921,305	93,806,805
3.38%, 04/15/32[a]	60,316,151	72,231,607
3.50%, 01/15/11[a]	141,056,800	146,041,747
3.63%, 04/15/28[a]	212,846,008	255,006,546
3.88%, 01/15/09[a]	178,960,695	181,469,724
3.88%, 04/15/29[a]	245,341,746	306,306,717
4.25%, 01/15/10[a]	111,908,551	116,239,412

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,518,375,500)		4,435,451,893

Security	Shares	Value
SHORT-TERM INVESTMENTS – 44.48%
MONEY MARKET FUNDS – 44.48%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5.37%[b,c]	2,301,669	$2,301,669
BGI Cash Premier Fund LLC 5.47%[b,c,d]	1,990,407,743	1,990,407,743

		1,992,709,412

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,992,709,412)		1,992,709,412

TOTAL INVESTMENTS IN SECURITIES – 143.50% (Cost: $6,511,084,912)		6,428,161,305
Other Assets, Less Liabilities – (43.50)%		(1,948,737,626)

NET ASSETS – 100.00%		$4,479,423,679

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2007

	iShares Lehman
	Short Treasury Bond Fund	1 - 3 Year Treasury Bond Fund	3 - 7 Year Treasury Bond Fund	7 - 10 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$443,377,031	$7,327,840,512	$139,012,478	$2,377,986,519
Affiliated issuers (Note 2)	208,231,605	3,347,272,785	66,888,270	1,161,037,812

Total cost of investments	$651,608,636	$10,675,113,297	$205,900,748	$3,539,024,331

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$444,203,226	$7,387,813,042	$140,911,018	$2,401,824,433
Affiliated issuers (Note 2)	208,231,605	3,347,272,785	66,888,270	1,161,037,812

Total value of investments	652,434,831	10,735,085,827	207,799,288	3,562,862,245
Receivables:
Investment securities sold	31,913,817	390,901,958	17,092,764	129,784,555
Interest	3,942,042	75,737,531	1,384,440	20,541,356

Total Assets	688,290,690	11,201,725,316	226,276,492	3,713,188,156

LIABILITIES
Payables:
Investment securities purchased	30,747,754	408,499,480	17,824,685	155,797,748
Collateral for securities on loan (Note 5)	207,468,468	3,297,964,058	65,551,817	1,124,350,295
Capital shares redeemed	–	49,899	–	–
Investment advisory fees (Note 2)	50,890	936,055	16,878	293,408

Total Liabilities	238,267,112	3,707,449,492	83,393,380	1,280,441,451

NET ASSETS	$450,023,578	$7,494,275,824	$142,883,112	$2,432,746,705

Net assets consist of:
Paid-in capital	$447,726,776	$7,478,470,293	$140,532,405	$2,440,102,402
Undistributed net investment income	1,431,190	29,740,975	272,840	8,504,173
Undistributed net realized gain (accumulated net realized loss)	39,417	(73,907,974)	179,327	(39,697,784)
Net unrealized appreciation	826,195	59,972,530	1,898,540	23,837,914

NET ASSETS	$450,023,578	$7,494,275,824	$142,883,112	$2,432,746,705

Shares outstanding[b]	4,100,000	92,500,000	1,400,000	29,000,000

Net asset value per share	$109.76	$81.02	$102.06	$83.89

[a]	Securities on loan with market values of $202,238,141, $3,230,767,884, $64,640,717 and $1,095,752,626, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2007

	iShares Lehman
	10 - 20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$39,735,718	$1,651,286,871	$4,518,375,500
Affiliated issuers (Note 2)	19,407,611	742,521,426	1,992,709,412

Total cost of investments	$59,143,329	$2,393,808,297	$6,511,084,912

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$39,940,710	$1,606,494,074	$4,435,451,893
Affiliated issuers (Note 2)	19,407,611	742,521,426	1,992,709,412

Total value of investments	59,348,321	2,349,015,500	6,428,161,305
Receivables:
Investment securities sold	4,389,315	91,440,076	20,762,560
Interest	331,467	12,168,237	21,659,019
Capital shares sold	–	28,955	–

Total Assets	64,069,103	2,452,652,768	6,470,582,884

LIABILITIES
Payables:
Investment securities purchased	4,978,615	111,665,932	–
Collateral for securities on loan (Note 5)	18,626,745	712,951,719	1,990,407,743
Capital shares redeemed	–	1,918,668	–
Investment advisory fees (Note 2)	4,540	244,567	751,462

Total Liabilities	23,609,900	826,780,886	1,991,159,205

NET ASSETS	$40,459,203	$1,625,871,882	$4,479,423,679

Net assets consist of:
Paid-in capital	$40,119,002	$1,667,125,364	$4,531,238,387
Undistributed net investment income	149,558	6,968,949	75,871,895
Accumulated net realized loss	(14,349)	(3,429,634)	(44,762,996)
Net unrealized appreciation (depreciation)	204,992	(44,792,797)	(82,923,607)

NET ASSETS	$40,459,203	$1,625,871,882	$4,479,423,679

Shares outstanding[b]	400,000	18,300,000	44,300,000

Net asset value per share	$101.15	$88.85	$101.12

[a]	Securities on loan with market values of $18,279,110, $697,852,584 and $1,947,626,302, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2007

	iShares Lehman
	Short Treasury Bond Fund	1 - 3 Year Treasury Bond Fund	3 - 7 Year Treasury Bond Fund	7 - 10 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$6,075,967	$147,380,190	$1,803,740	$49,612,251
Interest from affiliated issuers (Note 2)	23,586	513,209	8,726	225,754
Securities lending income from unaffiliated issuers	15,842	496,131	2,931	328,619
Securities lending income from affiliated issuers (Note 2)	103,562	2,188,174	36,948	965,928

Total investment income	6,218,957	150,577,704	1,852,345	51,132,552

EXPENSES
Investment advisory fees (Note 2)	187,562	4,797,756	60,226	1,603,596

Total expenses	187,562	4,797,756	60,226	1,603,596

Net investment income	6,031,395	145,779,948	1,792,119	49,528,956

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	32,229	(8,668,957)	136,621	(4,723,098)
In-kind redemptions	6,264	1,020,736	43,496	4,313,183

Net realized gain (loss)	38,493	(7,648,221)	180,117	(409,915)

Net change in unrealized appreciation (depreciation) on:
Investments	815,618	62,673,159	1,796,551	14,825,022
Short positions	–	(118)	–	–

Net change in unrealized appreciation (depreciation)	815,618	62,673,041	1,796,551	14,825,022

Net realized and unrealized gain	854,111	55,024,820	1,976,668	14,415,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,885,506	$200,804,768	$3,768,787	$63,944,063

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2007

	iShares Lehman
	10 - 20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$745,002	$43,087,886	$179,333,539 [a]
Interest from affiliated issuers (Note 2)	4,453	181,869	302,910
Securities lending income from unaffiliated issuers	1,539	204,670	184,171
Securities lending income from affiliated issuers (Note 2)	9,024	573,129	943,800

Total investment income	760,018	44,047,554	180,764,420

EXPENSES
Investment advisory fees (Note 2)	22,971	1,336,738	4,290,327

Total expenses	22,971	1,336,738	4,290,327

Net investment income	737,047	42,710,816	176,474,093

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	22,237	(8,143,400)	(8,943,184)
In-kind redemptions	(36,244)	17,013,149	1,820,590

Net realized gain (loss)	(14,007)	8,869,749	(7,122,594)

Net change in unrealized appreciation (depreciation)	(83,109)	(19,322,675)	(55,583,622)

Net realized and unrealized loss	(97,116)	(10,452,926)	(62,706,216)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$639,931	$32,257,890	$113,767,877

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman Short Treasury Bond Fund		iShares Lehman 1 - 3 Year Treasury Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,031,395	$216,432	$145,779,948	$212,676,870
Net realized gain (loss)	38,493	924	(7,648,221)	(21,927,313)
Net change in unrealized appreciation (depreciation)	815,618	10,577	62,673,041	43,639,198

Net increase in net assets resulting from operations	6,885,506	227,933	200,804,768	234,388,755

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,722,562)	(94,075)	(135,197,206)	(206,518,199)

Total distributions to shareholders	(4,722,562)	(94,075)	(135,197,206)	(206,518,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	513,490,466	65,282,662	2,211,045,440	2,515,220,606
Cost of shares redeemed	(131,046,352)	–	(320,767,809)	(776,379,666)

Net increase in net assets from capital share transactions	382,444,114	65,282,662	1,890,277,631	1,738,840,940

INCREASE IN NET ASSETS	384,607,058	65,416,520	1,955,885,193	1,766,711,496

NET ASSETS
Beginning of period	65,416,520	–	5,538,390,631	3,771,679,135

End of period	$450,023,578	$65,416,520	$7,494,275,824	$5,538,390,631

Undistributed net investment income included in net assets at end of period	$1,431,190	$122,357	$29,740,975	$19,158,233

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	600,000	27,600,000	31,500,000
Shares redeemed	(1,200,000)	–	(4,000,000)	(9,700,000)

Net increase in shares outstanding	3,500,000	600,000	23,600,000	21,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 3 - 7 Year Treasury Bond Fund		iShares Lehman 7 - 10 Year Treasury Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,792,119	$175,220	$49,528,956	$70,565,911
Net realized gain (loss)	180,117	21,832	(409,915)	(7,101,695)
Net change in unrealized appreciation (depreciation)	1,796,551	101,989	14,825,022	30,017,643

Net increase in net assets resulting from operations	3,768,787	299,041	63,944,063	93,481,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,620,440)	(73,974)	(47,818,791)	(67,053,908)

Total distributions to shareholders	(1,620,440)	(73,974)	(47,818,791)	(67,053,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	130,434,499	30,021,508	743,984,471	1,045,172,170
Cost of shares redeemed	(9,905,400)	(10,040,909)	(239,213,356)	(337,128,949)

Net increase in net assets from capital share transactions	120,529,099	19,980,599	504,771,115	708,043,221

INCREASE IN NET ASSETS	122,677,446	20,205,666	520,896,387	734,471,172

NET ASSETS
Beginning of period	20,205,666	–	1,911,850,318	1,177,379,146

End of period	$142,883,112	$20,205,666	$2,432,746,705	$1,911,850,318

Undistributed net investment income included in net assets at end of period	$272,840	$101,161	$8,504,173	$6,794,008

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	300,000	9,000,000	12,800,000
Shares redeemed	(100,000)	(100,000)	(2,900,000)	(4,100,000)

Net increase in shares outstanding	1,200,000	200,000	6,100,000	8,700,000

[a]	Commencement of operations.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 10 - 20 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Period from January 5, 2007[a] to February 28, 2007	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$737,047	$237,326	$42,710,816	$60,621,573
Net realized gain (loss)	(14,007)	147,850	8,869,749	19,878,352
Net change in unrealized appreciation (depreciation)	(83,109)	288,101	(19,322,675)	(1,793,062)

Net increase in net assets resulting from operations	639,931	673,277	32,257,890	78,706,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(722,709)	(102,106)	(39,317,703)	(58,936,706)

Total distributions to shareholders	(722,709)	(102,106)	(39,317,703)	(58,936,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,966,583	40,196,598	3,571,113,913	2,915,657,586
Cost of shares redeemed	(10,000,429)	(10,191,942)	(3,327,502,579)	(2,414,509,069)

Net increase in net assets from capital share transactions	9,966,154	30,004,656	243,611,334	501,148,517

INCREASE IN NET ASSETS	9,883,376	30,575,827	236,551,521	520,918,674

NET ASSETS
Beginning of period	30,575,827	–	1,389,320,361	868,401,687

End of period	$40,459,203	$30,575,827	$1,625,871,882	$1,389,320,361

Undistributed net investment income included in net assets at end of period	$149,558	$135,220	$6,968,949	$3,575,836

SHARES ISSUED AND REDEEMED
Shares sold	200,000	400,000	41,600,000	33,500,000
Shares redeemed	(100,000)	(100,000)	(38,700,000)	(27,600,000)

Net increase in shares outstanding	100,000	300,000	2,900,000	5,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund
	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$176,474,093	$159,902,916
Net realized loss	(7,122,594)	(23,681,269)
Net change in unrealized appreciation (depreciation)	(55,583,622)	(22,327,053)

Net increase in net assets resulting from operations	113,767,877	113,894,594

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(100,602,200)	(159,902,934)
Return of capital	–	(6,372,908)

Total distributions to shareholders	(100,602,200)	(166,275,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	437,312,008	946,382,221
Cost of shares redeemed	(100,134,183)	(381,588,164)

Net increase in net assets from capital share transactions	337,177,825	564,794,057

INCREASE IN NET ASSETS	350,343,502	512,412,809

NET ASSETS
Beginning of period	4,129,080,177	3,616,667,368

End of period	$4,479,423,679	$4,129,080,177

Undistributed net investment income included in net assets at end of period	$75,871,895	$2

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	9,500,000
Shares redeemed	(1,000,000)	(3,800,000)

Net increase in shares outstanding	3,400,000	5,700,000

See notes to financial statements.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Short Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$109.03	$108.57

Income from investment operations:
Net investment income[b]	2.65	0.74
Net realized and unrealized gain[c]	0.27	0.03

Total from investment operations	2.92	0.77

Less distributions from:
Net investment income	(2.19)	(0.31)

Total distributions	(2.19)	(0.31)

Net asset value, end of period	$109.76	$109.03

Total return	2.71%[d]	0.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$450,024	$65,417
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.82%	4.60%
Portfolio turnover rate[f]	160%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1 - 3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$80.38	$80.08	$80.99	$82.80	$82.40	$81.01

Income from investment operations:
Net investment income	1.84 [b]	3.42 [b]	2.66	1.66	1.31	0.84
Net realized and unrealized gain (loss)[c]	0.55	0.24	(1.05)	(1.84)	0.40	1.32

Total from investment operations	2.39	3.66	1.61	(0.18)	1.71	2.16

Less distributions from:
Net investment income	(1.75)	(3.36)	(2.52)	(1.63)	(1.31)	(0.77)

Total distributions	(1.75)	(3.36)	(2.52)	(1.63)	(1.31)	(0.77)

Net asset value, end of period	$81.02	$80.38	$80.08	$80.99	$82.80	$82.40

Total return	3.03%[d]	4.69%	2.01%	(0.21)%	2.11%	2.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,494,276	$5,538,391	$3,771,679	$2,729,361	$1,548,436	$922,908
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.56%	4.28%	3.36%	2.11%	1.63%	1.80%
Portfolio turnover rate[f]	33%	64%	83%	106%	21%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 3 - 7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.03	$100.11

Income from investment operations:
Net investment income[b]	2.25	0.62
Net realized and unrealized gain[c]	1.02	0.55

Total from investment operations	3.27	1.17

Less distributions from:
Net investment income	(2.24)	(0.25)

Total distributions	(2.24)	(0.25)

Net asset value, end of period	$102.06	$101.03

Total return	3.32%[d]	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$142,883	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.46%	4.19%
Portfolio turnover rate[f]	45%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7 - 10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$83.49	$82.91	$84.30	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	1.91 [b]	3.69 [b]	3.29	2.88	3.43	1.99
Net realized and unrealized gain (loss)[c]	0.37	0.43	(1.43)	(2.05)	(0.68)	5.04

Total from investment operations	2.28	4.12	1.86	0.83	2.75	7.03

Less distributions from:
Net investment income	(1.88)	(3.54)	(3.25)	(3.18)	(3.20)	(1.68)
Net realized gain	–	–	–	–	–	(0.38)[d]

Total distributions	(1.88)	(3.54)	(3.25)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$83.89	$83.49	$82.91	$84.30	$86.65	$87.10

Total return	2.80%[e]	5.14%	2.21%	1.06%	3.26%	8.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,432,747	$1,911,850	$1,177,379	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.63%	4.50%	4.02%	3.75%	3.59%	3.79%
Portfolio turnover rate[g]	19%	45%	94%	121%	74%	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 10 - 20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$101.92	$100.77

Income from investment operations:
Net investment income[b]	2.40	0.63
Net realized and unrealized gain (loss)[c]	(0.76)	0.78

Total from investment operations	1.64	1.41

Less distributions from:
Net investment income	(2.41)	(0.26)

Total distributions	(2.41)	(0.26)

Net asset value, end of period	$101.15	$101.92

Total return	1.69%[d]	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,459	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.81%	4.29%
Portfolio turnover rate[f]	19%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003

Net asset value, beginning of period	$90.22	$91.41	$90.12	$88.57	$90.52	$82.69

Income from investment operations:
Net investment income	2.09 [b]	4.10 [b]	4.12	4.00	4.35	2.79
Net realized and unrealized gain (loss)[c]	(1.46)	(1.26)	1.32	1.68	(1.72)	7.29

Total from investment operations	0.63	2.84	5.44	5.68	2.63	10.08

Less distributions from:
Net investment income	(2.00)	(4.03)	(4.15)	(4.13)	(4.58)	(2.20)
Net realized gain	–	–	–	–	–	(0.05)[d]

Total distributions	(2.00)	(4.03)	(4.15)	(4.13)	(4.58)	(2.25)

Net asset value, end of period	$88.85	$90.22	$91.41	$90.12	$88.57	$90.52

Total return	0.76%[e]	3.37%	6.12%	6.72%	3.11%	12.31%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,625,872	$1,389,320	$868,402	$748,022	$265,696	$316,828
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	4.79%	4.70%	4.42%	4.71%	4.84%	4.92%
Portfolio turnover rate[g]	9%	25%	25%	18%	31%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Six months ended Aug. 31, 2007 (Unaudited)	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$100.96	$102.75	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)	4.13 [b]	4.08 [b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)[c]	(1.61)	(1.60)	(1.15)	0.48	4.38

Total from investment operations	2.52	2.48	3.14	4.22	4.32

Less distributions from:
Net investment income	(2.36)	(4.11)	(5.37)	(3.95)	(0.02)
Return of capital	–	(0.16)	(0.05)	(0.36)	(0.10)

Total distributions	(2.36)	(4.27)	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$101.12	$100.96	$102.75	$105.03	$105.12

Total return	2.55%[d]	2.56%	3.04%	4.16%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,479,424	$4,129,080	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	8.23%	4.09%	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	5%	17%	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2007, the Trust offered 111 investment portfolios or funds.

These financial statements relate only to the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1 - 3 Year Treasury Bond Fund, iShares Lehman 3 - 7 Year Treasury Bond Fund, iShares Lehman 7 - 10 Year Treasury Bond Fund, iShares Lehman 10 - 20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and iShares Lehman TIPS Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The iShares Lehman 1 - 3 Year Treasury Bond Fund, iShares Lehman 7 - 10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and iShares Lehman TIPS Bond Fund are classified as diversified funds under the 1940 Act. The iShares Lehman Short Treasury Bond Fund, iShares Lehman 3 - 7 Year Treasury Bond Fund and iShares Lehman 10 - 20 Year Treasury Bond Fund are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency

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iSHARES® TRUST

controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2007.

The Funds had tax basis net capital loss carryforwards as of February 28, 2007, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Lehman 1 - 3 Year Treasury	$11,523	$2,648,872	$22,017,499	$34,458,320	$59,136,214
Lehman 7 - 10 Year Treasury	3,648,187	–	6,717,418	25,669,768	36,035,373
Lehman 20+ Year Treasury	2,218,753	–	1,105,659	4,724,131	8,048,543
Lehman TIPS	–	2,389,570	512,591	13,253,242	16,155,403

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of August 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman Short Treasury	$651,608,761	$840,552	$(14,482)	$826,070
Lehman 1 - 3 Year Treasury	10,674,533,801	60,552,026	–	60,552,026
Lehman 3 - 7 Year Treasury	205,904,937	1,902,895	(8,544)	1,894,351
Lehman 7 - 10 Year Treasury	3,540,208,601	22,847,591	(193,947)	22,653,644
Lehman 10 - 20 Year Treasury	59,145,675	207,150	(4,504)	202,646
Lehman 20+ Year Treasury	2,396,024,376	–	(47,008,876)	(47,008,876)
Lehman TIPS	6,531,164,720	–	(103,003,415)	(103,003,415)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

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iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman Short Treasury	0.15%
Lehman 1 - 3 Year Treasury	0.15
Lehman 3 - 7 Year Treasury	0.15
Lehman 7 - 10 Year Treasury	0.15
Lehman 10 - 20 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2007, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman Short Treasury	$119,404
Lehman 1 - 3 Year Treasury	2,684,305
Lehman 3 - 7 Year Treasury	39,879
Lehman 7 - 10 Year Treasury	1,294,547
Lehman 10 - 20 Year Treasury	10,563
Lehman 20+ Year Treasury	777,799
Lehman TIPS	1,127,971

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of August 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2007 were as follows:

	U.S. Government Obligations
iShares Bond Fund	Purchases	Sales
Lehman Short Treasury	$407,604,400	$406,552,628
Lehman 1 - 3 Year Treasury	2,080,953,767	2,103,814,840
Lehman 3 - 7 Year Treasury	36,675,545	36,433,240
Lehman 7 - 10 Year Treasury	413,696,419	403,592,434
Lehman 10 - 20 Year Treasury	6,548,518	5,794,478
Lehman 20+ Year Treasury	156,506,404	157,513,800
Lehman TIPS	195,734,740	253,101,493

In-kind transactions (See Note 4) for the six months ended August 31, 2007 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman Short Treasury	$505,438,926	$129,963,748
Lehman 1 - 3 Year Treasury	2,181,734,597	316,436,805
Lehman 3 - 7 Year Treasury	128,571,360	9,780,289
Lehman 7 - 10 Year Treasury	730,685,715	234,528,521
Lehman 10 - 20 Year Treasury	19,543,247	9,830,639
Lehman 20+ Year Treasury	3,512,451,624	3,266,721,916
Lehman TIPS	433,645,240	99,267,481

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4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3 - 7 Year Treasury Bond Fund and iShares Lehman 10 - 20 Year Treasury Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended August 31, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2007, management has evaluated the

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

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effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

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Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for the funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment

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Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

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objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for all of the Funds except for the iShares Lehman Short Treasury Bond, iShares Lehman 3 - 7 Year Treasury Bond and the iShares Lehman 10 - 20 Year Treasury Bond Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

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investment objectives and strategies as such Funds. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Notes:

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

T he iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials
Sector (IYM)

iShares Dow Jones U.S. Consumer Services
Sector (IYC)

iShares Dow Jones U.S. Consumer Goods
Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications
Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &
Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary
Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications
Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1 - 3 Year Treasury (SHY)

iShares Lehman 3 - 7 Year Treasury (IEI)

iShares Lehman 7 - 10 Year Treasury (IEF)

iShares Lehman 10 - 20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1 - 3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate
Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., MSCI Inc., Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage

REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5508-iS-1007

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-051-10007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 30, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 30, 2007